Securities Act Registration No. 333-233986
Investment Act Registration No. 811-04473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 87	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT V
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2025 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2025
Ameritas Performance II VUL
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Variable Separate Account V

This Policy is no longer available for sale effective March 31, 2025.

The features, benefits, and risks are applicable to existing Policy Owners.

This prospectus describes Ameritas Performance II VUL a Variable Universal Life Insurance policy (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to financial strength and the claims paying ability of the Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com

Ameritas Performance II VUL	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: clientservices@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	5
OVERVIEW OF THE POLICY	6
PURPOSE OF THE POLICY
PREMIUMS
POLICY FEATURES
FEE TABLE	7
PORTFOLIO COMPANY OPERATING EXPENSES
PRINCIPAL RISKS OF INVESTING IN THE POLICY	10
THE COMPANY	13
THE SEPARATE ACCOUNT	13
PORTFOLIO COMPANIES	13
VOTING RIGHTS	14
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	14
CHARGES	14
TRANSACTION FEES
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
COMMISSIONS PAID TO DEALERS
PORTFOLIO COMPANY CHARGES
GENERAL DESCRIPTION OF THE POLICY	17
THE PARTIES
STATE VARIATIONS
ALLOCATING PREMIUM
TELEPHONE TRANSACTIONS
TRANSFERS
THIRD-PARTY SERVICES
SYSTEMATIC TRANSFER PROGRAMS
GENERAL ACCOUNT
POLICY OR REGISTRANT CHANGES
DISRUPTIVE TRADING PROCEDURES
PREMIUMS	23
POLICY APPLICATION AND ISSUANCE
PREMIUM REQUIREMENTS
ACCOUNT VALUE
POLICY CHANGES
"RIGHT TO EXAMINE" PERIOD
OPTIONAL FEATURES
NONPARTICIPATING
SPECIAL ARRANGEMENTS
STANDARD DEATH BENEFITS	26
DEATH BENEFIT
NO MATURITY DATE
PAYMENT OF POLICY PROCEEDS
MISSTATEMENT OF AGE OR GENDER
SUICIDE
RELIANCE
INCONTESTABILITY
ASSIGNMENT
UNCLAIMED DEATH BENEFIT PROCEEDS
OTHER BENEFITS UNDER THE POLICY	29
ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY
SURRENDERS AND WITHDRAWALS	39
CASH SURRENDER
PARTIAL WITHDRAWAL
DELAY OF PAYMENTS OR TRANSFERS
POLICY LOANS	40
LAPSE AND REINSTATEMENT	41
LAPSE AND GRACE PERIOD
REINSTATEMENT
TAXES	42
LEGAL PROCEEDINGS	44
FINANCIAL STATEMENTS	44
DISTRIBUTION OF THE POLICY	44
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	45
ILLUSTRATIONS	49
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	49
REPORTS TO YOU	49
FINRA PUBLIC DISCLOSURE PROGRAM
Ameritas Performance II VUL	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the Loan Account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account and the Loan Account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Beneficiary is the person(s) to whom the death benefit proceeds are payable upon the death of the Insured. The Beneficiary is designated by the Owner in the application. If changed, the Beneficiary is as shown in the latest change filed and recorded with us. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Loan Balance.

Company, We, Us, Our, Ameritas Life, Depositor means Ameritas Life Insurance Corp.

Corridor Factor is the number, or fractional number, multiplied by the Account Value to determine the minimum death benefit required to maintain the Policy’s status as life insurance under Section 7702 of the Internal Revenue Code. These factors are shown on the Policy Schedule.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our General Account.

General Account is an account in which the assets of Ameritas Life Insurance Corp., are held, other than those allocated to the Separate Account or any other separate account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Lien Balance means the sum of all unpaid Policy liens and accrued interest on Policy liens.

Loan Account is an account we maintain for your Policy if you have a Policy Loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable Investment Options of the Separate Account. The Loan Account is part of our General Account.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Performance II VUL	3

Policy Anniversary means the same date each year as the Policy Date.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Loan means a loan secured by the Cash Surrender Value of your Policy. The outstanding loan will accrue interest.

Policy Loan Balance/Policy Debt means the sum of all unpaid Policy Loans and accrued interest on Policy Loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email or by faxing 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. Ownership of this Policy may be held jointly. The Insured may or may not be the Owner.

Ameritas Performance II VUL	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from the Policy within 12 years from your initial Policy Date or the date of any increase in Specified Amount, you will be assessed a Surrender Charge. The maximum Surrender Charge for the initial Specified Amount is based on the Policy year of Surrender. For any increase in Specified Amount, a Surrender Charge based on the increase will be imposed in addition to the Surrender Charge prior to the increase. The maximum Surrender Charge is 4.838% per $1,000 of Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount.

The maximum Surrender Charge is $48.38 per $1,000 of specified face amount. For example, the maximum Surrender Charge during the first year after issue (or a Specified Amount increase), assuming an initial face amount (or subsequent specified face amount increase) of $100,000, is $4,838.00.

The maximum Partial Withdrawal Charge is $50 upon each withdrawal.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
Transaction Charges

In addition to Surrender Charges, you may be charged for other transactions (such as when you make a premium payment (Maximum Sales Charge Imposed On Premiums (Loads)), transfer Policy Value between Investment Options (Transfer Fee), or request an illustration (Illustration Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

FEE TABLE CHARGES
Ongoing Fees and Expenses (annual charges)

In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). There is also a monthly administration fee and a monthly specified amount charge. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.

You will also bear expenses associated with the Investment Options as shown below:

FEE TABLE CHARGES
	Annual Fee *	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.25%	1.34%
	*	Before any Waivers and Reductions
Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).			Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

The Policy is designed to provide lifetime insurance protection. It is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. This Policy is not considered a short-term investment because of the 12-year Surrender Charge period and the possibility for a tax penalty at the time of Surrender. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY THE SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse

Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid Policy Loans or Policy Loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.

PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT

Ameritas Performance II VUL	5

	Restrictions	Location in Prospectus
Investments

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy year are free. Thereafter, we charge $10 for each transfer.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

CHARGES GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits

Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions. Withdrawals reduce the Account Value and in some cases the Specified Amount which may reduce some of the benefits available under riders where the rider benefit is based on the Specified Amount of the base Policy, and make it potentially more likely the entire Policy, including the rider, would lapse. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

OVERVIEW OF THE POLICY GENERAL DESCRIPTION OF THE POLICY THE SEPARATE ACCOUNT OTHER BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid Policy Loans, partial withdrawals and Surrenders may be subject to ordinary income tax and tax penalties.

TAXES
Conflicts of Interest
Investment Professional Compensation

Your agent or representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest provides a financial incentive that may influence your agent or representative to recommend this Policy over another investment for which the agent or representative is not compensated or compensated less.

DISTRIBUTION OF THE POLICY CHARGES
Exchanges

Some representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than to continue to own your existing Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY PREMIUMS

OVERVIEW OF THE POLICY

purpose of the policy

The Ameritas Performance II VUL Policy is flexible premium variable universal life insurance. The Policy is designed to provide lifetime insurance coverage on the Insured(s) named in the Policy, as well as flexibility in connection with premium payments and death benefits. The Policy pays death benefit proceeds to the Policy Beneficiary upon the Insured's death or pays a Cash Surrender Value to you if you Surrender the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance Policy.

Some policy forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See the STATE VARIATIONS section.

Premiums

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. We reserve the right to limit the amount and frequency of premium payments. We will not issue a Policy to an Insured older than age 80 on the Insured's birthday nearest the Policy Date. We will not accept that portion of a premium payment which affects the tax qualifications of this Policy as described in Section 7702 of the Internal Revenue Code, as amended. This excess amount will be returned to you. Payment of insufficient premiums may result in a lapse of the Policy.

Ameritas Performance II VUL	6

You may allocate all or a part of your premiums among the Separate Account Subaccount variable Investment Options or the Fixed Account fixed interest rate option. Subaccount variable Investment Options are in turn invested in corresponding underlying portfolio companies. Fixed Account allocations are invested in our General Account and we guarantee a fixed rate of interest. More information regarding the Fixed Account can be found in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION. More detail concerning each portfolio company can be found in APPENDIX A.

POLICY FEATURES

Death Benefit

Your Policy Value and death benefit will go up or down as a result of the investment experience of your Policy. You may choose from three types of death benefit options. You may change from one death benefit type to another, subject to limitations, and charges may apply. The amount we pay depends on whether you have chosen death benefit Option A, death benefit Option B, or death benefit Option C:

• Option A: The death benefit is the greater of the Policy's Specified Amount of insurance coverage or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. The amount of this death benefit does not change over time, unless the death benefit is being driven by the Corridor Factor or you take any action that changes the Policy's Specified Amount.

• Option B: The death benefit is the greater of the Specified Amount of insurance coverage plus the Account Value or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including portfolio investment performance, charges and expenses, premium payments and withdrawals) affect your Policy Value.

• Option C: The death benefit is the greater of the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; or the Account Value multiplied by the Corridor Factor. If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance and any Monthly Deductions due but unpaid at death.

Surrenders and Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the FEE TABLE. Restrictions include that we may defer payments from the Fixed Account for up to six months. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Policy Loans

You may borrow a limited amount of Account Value. There is no minimum Policy Loan amount. The maximum Policy Loan amount is the Cash Surrender Value, minus Policy Loan interest to the next Annual Date, minus the sum of the next three monthly deductions. Interest accrues on outstanding Policy Loan amounts. There are two types of Policy Loans. Regular Policy Loans are Policy Loans made during the first five Policy years. Preferred Policy Loans are Policy Loans made after the 5th Policy year. Preferred Policy Loans may be available at a lower interest rate for a portion of your Policy Loan Balance.

Optional Features

The Policy offers additional insurance coverage and other benefits through optional features. Certain riders have costs associated with them. More detail concerning fees can be found in the FEE TABLE.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, Surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (Load)*	When each premium is paid.	5%
PREMIUM TAXES**	Not taken as a separate deduction	0%
MAXIMUM DEFERRED SALES CHARGE (Load)	Upon a full Surrender during the first 12 Policy years or in the 12-Policy years following an increase in Specified Amount of insurance.	Per $1,000 of Specified Amount of insurance coverage. Fee declines each year.
		Varies (1)
		Policy Year 2:
		Maximum	$48.38
		Charge for a Representative Insured (2)	$12.03
Ameritas Performance II VUL	7

Charge	When Charge Is Deducted	Amount Deducted
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.	$50

Wire Transfer Fee (per wire)	As requested by Policy Owner	$14

TRANSFER FEES	First 15 transfers per year;	$0
	Each additional transfer.	$10
ILLUSTRATION FEE	First illustration request per year	$0
	Each additional illustration request.	$50

*	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
**	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.
(1)	Rate varies by Insured's gender, Issue Age, rate class and the amount of time you have had your Policy (or the number of years since any increase in base Policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2)	"Charge for Representative Insured" assumes a male, age 35 at Policy issue and in our best rate class. Surrender Charge rate is $8.02 in year 1, $12.03 in years 2-5, $10.52 in year 6, $9.02 in year 7, $7.51 in year 8, $6.01 in year 9, $4.51 in year 10, $3.00 in year 11, $1.50 in year 12, and $0.00 thereafter. This charge may not be representative of the charge that a particular investor will pay.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio company operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	Rate is per $1,000 of the amount of the Net Amount at Risk.

		Varies (1)
		Minimum Charge	$0.007
		Maximum Charge	$83.33
		Charge for a Representative Insured (2)	$0.09
Annual Maintenance Fee	None	$0.00

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to % shown) (3)
		Policy Years 1-15	0.0024590%
		Policy Years 16+	0.0008197%
Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$25.00
		Specified Amounts $250,000+	$25.00

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount. Level charge during the first 20 Policy years or the first 20 Policy years after an increase in base Policy Specified Amount.

		Varies (4)
		Policy Year 2
		Minimum Charge	$0.03
		Maximum Charge	$1.80
		Charge for Representative Insured (2,5)	$0.15
Accelerated Benefit for Terminal Illness Rider	When Benefit Exercised	0.5% of the accelerated benefit
Paid-Up Insurance Benefit Endorsement	When Benefit Exercised	Calculated as a percentage times the Account Value. (6)	3.5%
Policy Loans for Policies Dated Prior to January 1, 2022	Annually	Policy loan interest rate is deducted upon each Policy Anniversary. (7)

		Regular Policy Loans - Net Policy Loan interest rate during the first 5 Policy years (8)
		Current	1.0%
		Maximum	1.0%

		Preferred Policy Loans - Net Policy Loan interest rate after the first 5 Policy years, only on a portion of the Policy Loan Balance (8)
		Current	0.0%
		Maximum	0.5%

Policy Loans for Policies Dated On or After January 1, 2022	Annually	Policy Loan interest rate is deducted upon each Policy Anniversary.(7)

		Regular Policy Loans - Net Policy Loan interest rate during the first 5 Policy years (9)
		Current	1.0%
		Maximum	3.0%

		Preferred Policy Loans - Net Policy Loan interest rate after the first 5 Policy years, only on a portion of the Policy Loan Balance (9)
		Current	0.0%
		Maximum	2.5%

Ameritas Performance II VUL	8

Charge	When Charge Is Deducted	Amount Deducted*
OPTIONAL BENEFIT CHARGES:
Accidental Death Benefit Rider *	Monthly	Rate is per $1,000 of the rider benefit amount.

		Varies (10)
		Minimum	$0.02
		Maximum	$0.13
		Charge for Representative Insured (11)	$0.07

Children's Insurance Rider	Monthly	Rate is per $1,000 of the rider benefit	$0.48
		amount.

Guaranteed Insurability Rider *	Monthly	Rate is per $1,000 of the rider benefit
		amount.

		Varies (12)
		Minimum	$0.06
		Maximum	$0.19
		Charge for Representative Insured (11)	$0.19

Total Disability Benefit Rider *	Monthly	Rate is per $100 of the rider annual benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (13)	$1.17

Waiver of Monthly Deduction Rider *	Monthly	Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (13)	$2.34

*	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000 and that the Policy is in its second Policy year.
(3)	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
(4)	Rate varies by Insured's gender, Issue Age, rate class, Specified Amount and the amount of time you have had your Policy.
(5)	The annual rate is $1.755816 in years 1 through 20 and $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 35.
(6)	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Paid Up Insurance Benefit Endorsement is exercised.
(7)	If there is no Policy Loan on the Policy, there is no Policy Loan interest charged. There are two types of Policy Loans. Regular Policy Loans are Policy Loans made during the first five Policy years. Preferred Policy Loans are Policy Loans made after the 5th Policy year. Preferred Policy Loans may be available at a lower interest rate for a portion of your Policy Loan Balance. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
(8)	Interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.
(9)	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.
(10)	Rate varies by Insured's gender and Attained Age.
(11)	"Charge for Representative Insured" charges assume an Insured who is male Attained Age 35.
(12)	Rate varies by Insured's Issue Age.
(13)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2024, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, which you may pay periodically during the time that you own the Policy. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.*	0.25%	1.34%

*	Before any waivers and reductions.

Ameritas Performance II VUL	9

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 12-year Surrender Charge and the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorists acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Upon a full Surrender of your Policy, we deduct a Surrender Charge from the total Policy Value. Generally, the Surrender Charge is higher the older you are when the Policy is issued or if there is an increase in Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a Policy Loan is outstanding could result in significant tax consequences. A surrender before age 59 ½ may also result in tax penalties. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal. Taxes and tax penalties may apply.

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Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. You will have a 61-day "grace period" to make a premium payment to continue your Policy. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Taking a Policy Loan also increases the risk of lapse.

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less and the requirements of reinstatement are met, including evidence of insurability. For more information see REINSTATEMENT under LAPSE AND REINSTATEMENT.

Death Benefit Risks

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death. Depending upon your choice of death benefit option, adverse performance of the Investment Options you choose may decrease your Policy's death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal.

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy Loan Balance becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any Policy Loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy Loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding Policy Loan and accrued Policy Loan interest.

Your Policy may lapse if your outstanding Policy Loan and accrued Policy Loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding Policy Loan, there will generally be Federal income tax payable on the amount by which Policy Loans and partial withdrawals exceed the premiums paid. Since Policy Loans reduce your Policy’s Account Value, any remaining Account Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access to Cash Value

There is no minimum Policy Loan amount. We limit partial withdrawals to a minimum of $100, and require you to have not less than an amount to maintain the Policy in force for the next three months following the partial withdrawal and provided your Specified Amount of coverage meets required levels. Policy Loans may only be taken if your Cash Surrender Value; less Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Annual Date; less Monthly Deductions, is sufficient to keep your Policy in force for the next three months. We may defer making a Policy Loan for up to six months unless the Policy Loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

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Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance professional.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

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Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, Policy Loans or death benefits, make transfers or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

THE COMPANY

The Ameritas Performance II VUL Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 O Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account V (the "Separate Account"). The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or the Depositor. Under Nebraska law, income, gains, and losses credited to or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each portfolio company, including its (i) its name; (ii) it's objective; (iii) investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance is found in APPENDIX A. Each portfolio company has issued a prospectus that contains more detailed information about the portfolio company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at: ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

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Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally has no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, and have access to reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as "proportionate voting." As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. If your Policy Date is prior to January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. If your Policy Date is on or after January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 1.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Company sets the interest rate which is not tied to a benchmark or other formula. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the Federal Securities laws regarding accuracy and completeness of disclosures.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Refer to the Policy for additional details regarding the Fixed Account.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options and the Loan Account, constitute the total Policy Value. Unlike value in the Separate Account variable Investment Options, there are no Mortality and Expense Risk Fees deducted from the Fixed Account. Transfers and Systematic Transfer Programs may be limited to the terms defined in the TRANSFERS and SYSTEMATIC TRANSFER PROGRAMS sections under the GENERAL DESCRIPTION OF THE POLICY. Decreases in the Fixed Account value as a result of Transfer, Systematic Transfer Programs, partial withdrawals, and Policy Loans, because they affect Policy Value, could result in reductions in the amount of benefit, or lead to lapse of the Policy and riders. Additional information regarding how the value of the Fixed Account is calculated may be found in the POLICY VALUE section under PREMIUMS.

CHARGES

The following repeats and adds to information provided in the FEE TABLE section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a

Ameritas Performance II VUL	14

designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options. Any current charge that is less than the applicable maximum may be increased subject to the guaranteed maximum charge.

Transaction Fees

Maximum Sales Charge Imposed on Premiums (Load)

The premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). The current amount of this charge is 3.5% and the maximum charge is 5.0%. This charge is subtracted from the premium received before the funds are applied to the selected Investment Options. Premium taxes are paid by the Company from this charge. The amount added to the selected Investment Options is referred to as the Net Premium.

Premium Taxes

Premium taxes are not a separate charge to you; they are paid by the Company from the Maximum Sales Charge Imposed on Premiums (Load).

Maximum Deferred Sales Charge (Load)

Upon a full Surrender from your Policy, we deduct a Maximum Deferred Sales Charge (Load) (referred to as a "Surrender Charge" in this prospectus) from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), rate class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Generally, the Surrender Charge is higher the older you are when the Policy is issued.

Surrender charges help cover our acquisition costs associated with issuing the policy or processing an increase should you terminate your Policy during the surrender period. The Surrender Charge duration is 12 years from the date of issue or increase. Surrender Charges apply from the Policy Issue Date as to the initial Specified Amount of insurance coverage, and from the date of any increase as to increases in the Specified Amount. Surrender Charges on increases are in addition to the Surrender Charges applicable from issue. The per $1,000 rate varies by issue age, Policy year, gender and rate class. The maximum Surrender Charge is $48.38 per $1,000 of Specified Amount. Except at certain older issue ages, the surrender charge typically remains level through year 5, then grades down to zero at the beginning of year 13. Ask for a Policy illustration or see your Policy for the charges applicable to you. Taxes and tax penalties may apply.

The following hypothetical example for a Representative Insured assumes a male, age 35 at Policy issue and in our best rate class. The Maximum Surrender Charge for this Representative Insured is $12.03. This Surrender Charge per $1,000 may not be representative of the charge that a particular Policy Owner will pay.

POLICY YEAR SINCE	MAXIMUM SURRENDER
ISSUE FOR MALE, AGE 35,	CHARGE
BEST RATE CLASS	PER $1,000
1	$8.02
2	$12.03
3	$12.03
4	$12.03
5	$12.03
6	$10.52
7	$9.02
8	$7.51
9	$6.01
10	$4.51
11	$3.00
12	$1.50
13	$0.00

Other Surrender Fees

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. This helps cover our administrative costs for withdrawals from your Policy. Taxes and tax penalties may apply. We currently do not charge for early withdrawals but may in the future charge up to $50 for each partial withdrawal.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a Policy Loan, partial withdrawal or Surrender. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal or Surrender.

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Transfer Fees

We may charge a transfer fee for any transfer in excess of 15 transfers per Policy year. This fee may be deducted only from Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

Illustration Fee

You may annually request, without charge, an illustration from us. Currently, there is no charge for additional illustrations. However, we reserve the right to charge the maximum fee of $50 for each additional illustration requested in the same Policy year.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES

The following charges are deducted from Policy Value on each Policy Month date unless otherwise specified.

Base Policy Charge

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, rate class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and rate class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

The Net Amount at Risk in any month equals:

▪	The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
▪	The Policy Value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

Mortality and Expense Risk Fees

The Mortality and Expense Risk Fees are for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our General Account. Conversely, if this charge is not enough, we bear the additional expense, not you. See the Fee Table for the maximum charge. The annual current charge is 0.70% in years 1 through 15 and 0.10% thereafter. This charge is applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount. We expect a profit from this charge.

Administrative Expenses

The administrative expense charge is deducted on each Monthly Date to partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. See the Fee Table for the maximum charge. The current monthly charges are as follows. We do not anticipate making a profit from these charges.

Specified Amounts $100,000 - $249,999	$20
Specified Amounts $250,000 +	$15

Monthly Specified Amount Charge

For certain rate classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

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Accelerated Benefit for Terminal Illness Rider

This rider provides as much as 50% of the death benefit, up to $500,000 when the Insured is terminally ill and is anticipated to live less than one year. There is no annual cost for this rider. The payment of any accelerated benefit under this rider is subject to an administrative fee not to exceed 0.5% of the accelerated benefit. The current maximum administrative fee is $250. For additional information on this rider, see the OPTIONAL BENEFITS UNDER THE POLICY section.

Paid-Up Insurance Benefit Endorsement

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Loan Balance. We will deduct 3.5% of the Policy Value on the date you elect this benefit. For additional information on this rider, see the OPTIONAL BENEFITS UNDER THE POLICY section.

Policy Loans

If you borrow from your Account Value, interest accrues on outstanding Policy Loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Loan Balance. See the POLICY LOANS section for more information on applicable interest rates.

Optional Benefit Charges

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy Value. See the FEE TABLE for information about the costs of these features, and refer to OTHER BENEFITS UNDER THE POLICY for descriptions of these features. Optional features may not be available in all states.

COMMISSIONS PAID TO DEALERS

We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy year; 6.27% of premium paid in Policy years 2 through 10; and 2.28% of premium paid thereafter as a service fee. For an increase in Specified Amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy year of the increase in Specified Amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents' commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed Account Value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' APPENDIX A and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

THE PARTIES

Insured

The Insured is the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Beneficiary

The Beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary Beneficiary and any contingent beneficiaries in your application. If no primary Beneficiary is living when the Insured dies, we will pay to the contingent Beneficiary. If no contingent Beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any Beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that Beneficiary died first.

Unless your Beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one Beneficiary of the same class is to share the funds.
▪	No revocable Beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable Beneficiary cannot be changed without his or her consent.
▪	The interest of any Beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.
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You may change your Beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the state or district described below. Further variations may arise; the variations are subject to change without notice.

California

Requires a special Policy Cover for seniors age 60 and over with a 30 day free look period.

Florida

Reduced Paid-Up Life Insurance: Exhange for a reduced paid-up Policy is available.

Grace Period: 30 day grace period.

Reinstatement: The policy may be put back in force by Written Notice within three years.

Accelerated Benefit Terminal Illness Rider: Administrative Fee is $100.

North Dakota

Policy Right to Examine Provision: 20 day free look.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Loan Balance and partial withdrawals.

Until your Policy is issued, premium payments received by us are held in our General Account and are credited with interest at a rate we determine.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
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▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

TRANSFERS

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of each Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions during the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit fax number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred. Information regarding Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep systematic transfer programs is available under the SYSTEMATIC TRANSFER PROGRAMS section.
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the greatest amount of any Fixed Account transfer that occurred during the previous 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to a money market subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

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Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

THIRD-PARTY SERVICES

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance Written Notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

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▪	Dollar Cost Averaging program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability and financial strength of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Policy Changes

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Internal Revenue Code and continues to provide the tax benefits of such qualification.

Adding, Deleting or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

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Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and fax transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

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Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short-term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

PREMIUMS

POLICY APPLICATION AND ISSUANCE

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy Loan, you should identify any payment intended to reduce a Policy Loan as a Policy Loan repayment; otherwise it will be treated as a premium and added to Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.
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ACCOUNT VALUE

On your Policy’s Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deduction since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the Loan Account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

Because the net investment factor may be greater than, less than, or equal to 1, unit values may increase or decrease from one Business Day to the next.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account or the Loan Account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account or the Loan Account.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the Loan Account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account’s share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the Loan Account.

Loan Account Value

The Account Value in the Loan Account on any Business Day equals:

▪	amounts transferred to the Loan Account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the Loan Account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Loan Balance.")

POLICY CHANGES

You may request to change your Specified Amount, death benefit option or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus’ first two pages and last page.

When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

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A change of Owner may be made at any time by Written Notice, and will take effect on the date Written Notice is signed by you. Such change of Owner is subject to any action we take prior to the date we receive Written Notice when based on instructions we received from the Owner of record.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. The "right to examine" period is longer in some states, ranging from 15 to 30 days. If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Loan Balance and partial withdrawals, unless otherwise required by state law.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will reallocate your Account Value according to the premium allocation you selected on the application. We will allocate Net Premiums paid on or after the Right to Examine Transfer Date according to the premium allocation in effect on the date we receive the premium.

This policy is no longer available for sale.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in OTHER BENEFITS UNDER THE POLICY may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge and/or the Surrender Charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Company, LLC ("AIC") relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge and/or the Surrender Charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge, monthly administrative charge and the Surrender Charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; Surrender Charge, the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a Policy Loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated

Ameritas Performance II VUL	25

cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

STANDARD DEATH BENEFITS

The principal purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy Beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Loan Balance; minus
▪	any Policy Lien Balance; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the Beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of the three death benefit options, which will be used to determine the death benefit. Your Policy Value and death benefit may vary based on the performance of the variable Investment Options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the Corridor Factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test ("GPT"), total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test ("CVAT"), the guideline premium limitations do not apply. The Corridor Factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
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▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
▪	If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

No Maturity Date

This Policy does not have a maturity date. If the Insured is still living at Attained Age 121, all Monthly Deductions will cease, and we will not accept any additional premiums except for amounts required to keep the policy in force. New Policy Loans and Policy Loan repayments can continue to be made and the Policy Loan Balance will continue to accrue interest. The death benefit option will be changed to Option A, and partial withdrawals are not permitted after Attained Age 121. You may surrender your policy if you do not want coverage to continue past Attained Age 121. Continuing coverage beyond attained age 121 may disqualify the insurance for favorable tax treatment. You should consult a tax advisor before you choose to continue your Policy after attained age 121.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured’s death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account.

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It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

We will include interest from the Insured’s date of death to the payment date.
(1)	Interest will accrue at the rate or rates applicable to the Policy for funds left on deposit or, if the Company has not established a rate for funds left on deposit, at the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we shall use the rate in effect on the date of death.
(2)	Interest will accrue at the effective annual rate determined in item (1) above, plus additional interest at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of items (a), (b) and (c) below to the date the claim is paid.
	(a)	the date that we receive satisfactory proof of death of the Insured;
	(b)	the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the proceeds;
	(c)	the date that legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to:
		(i)	the establishment of guardianships and conservatorships;
		(ii)	the appointment and qualification of trustees, executors and administrators; and
		(iii)	the submission of information required to satisfy state and federal reporting requirements.

Misstatement of Age or Gender

If an Insured’s age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured’s correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured’s correct age and gender, to reflect the expense charges, Surrender Charges and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy without payment of the death benefit and give back the premiums received, less any partial withdrawals and Policy Loan Balance, if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the effective date of any increase. Riders to the policy may have separate suicide provisions.

RELIANCE

The Policy was issued based on the answers in the application and supplemental applications. We have assumed all such answers to be true and complete. If any are not, we may, subject to the incontestability provision, have the right to void the Policy and give back premiums paid, minus any Policy Loan Balance and any partial withdrawals.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment or tax consequences of an assignment. Unless you specify otherwise, the assignment will take effect on the date the Written Notice was signed by you. No assignment will be binding on us until we receive written notice. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. Your rights, and the rights of any Beneficiary or payee, will be subject to any assignment. An assignment is subject to any Policy Loan Balance.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

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OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may be available to you. The following table(s) summarize information about those benefits. Information about the fees associated with each benefit included in the table(s) may be found in the FEE TABLE.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Accelerated Benefit Rider for Terminal Illness

This rider provides the ability to accelerate a portion of the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.

Standard

Available for issue ages 0-80. We charge an administrative fee when this rider is exercised. The administrative fee will be deducted from the accelerated benefit. The amount available as a living benefit is no more than 50% of the total Specified Amount up to $500,000 payable under the Policy. We will treat the accelerated benefit plus accrued interest as a lien against the death benefit proceeds. Your death benefit and access to the Account Value will be reduced by the Lien Balance. We will charge interest on the Lien Balance. We will make only one accelerated benefit payment under this rider. No further changes to the Policy will be permitted without our consent.

Insurance Exchange Rider

This rider provides the right to exchange the Policy for a new policy on the life of a substitute Insured. This rider will transfer the Account Value of the original Policy and any Policy Loan Balance into the new policy.

Standard

Exercise of the right is subject to satisfactory evidence of insurability of the substitute Insured. Costs associated with the new policy will vary.

Exercise of this rider will result in a taxable exchange.

Available after issue with satisfactory evidence of insurability.

Paid-Up Insurance Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Loan Balance is large relative to your Account Value and Specified Amount.	Standard for Owners that select the guideline premium test ("GPT")

Available for Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Loan Balance must be more than 92.5%, but less than 96% of the Policy Value. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no annual cost until the Owner elects the option.

Scheduled Increase Rider

This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the Issue Date of the rider will be the rate class of the scheduled increases.

Standard for Owners that select the guideline premium test ("GPT")

Available for Issue Age 0-60. You cannot add this rider if you have chosen the cash value accumulation test ("CVAT") as your tax qualification test. Amount of increase can be specified between 1-10%. Benefits increase each year (and up to) the annual Policy Date nearest the Insured’s 65th birthday, subject to a limit for total increases of two times the initial face amount.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard

You must request the DCA program. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	The Fixed Account is excluded from this program. You must request the rebalancing program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Policy Loans	You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy.	Standard

Any Policy Loan transaction will permanently affect your Account Value. We may require you to sign a Policy Loan agreement. The Policy must be assigned to us as security for the Policy Loan.

Interest accrues daily and becomes a part of the Policy Loan Balance.

There are limits on the amount you can borrow.

The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.

We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

Accidental Death Benefit Rider	This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes within 120 days of the injury.	Optional

Available for Basic Insured ages 0 - 65. Available after issue with satisfactory evidence of insurability. Expires at age 70 or when base policy terminates. The minimum benefit amount is $25,000, the maximum benefit amount is based on Issue Age.

Children's Insurance Rider	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional	Available for Basic Insured ages 18-55. Eligible children include those at least 15 days old and no more than 18 years old. Available after issue for covered children with evidence of insurability.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Guaranteed Insurability Rider

This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. The option dates take place at the policy anniversary date nearest the Insured’s 25th, 28th, 31st, 34th, 37th, and 40th birthdays. This benefit may be exercised on the option dates even if the Insured is disabled.

Optional

Available for Basic Insured ages 0-37 on unrated policies only. Not available after issue. On any option date, the face amount can be increased anywhere from $25,000 to $50,000. The option period for an option date begins 60 days before and ends 31 days after that date.

Total Disability Benefit Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums.	Optional

Available for Issue Ages 0-55. Available after issue with satisfactory evidence of insurability. Terminates at the earliest of when the policy terminates, as shown on the policy schedule, or the owner provides Written Notice requesting termination of the rider.

Waiver of Monthly Deduction Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.	Optional	Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability.

*	We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

Accelerated Benefit Rider for Terminal Illness (Standard)

We will pay an accelerated benefit if the Insured is terminally ill subject to the provisions of this rider. The accelerated benefit that you may receive is 50% of the eligible amount. The eligible amount includes the Specified Amount or face amount of the policy, any paid-up additions, and any term insurance rider on the same Insured as the policy. The eligible amount does not include accidental death benefit riders, any coverage that is within its two-year contestable period, nor any coverage within two years of its maturity or expiration date.

We will pay the accelerated benefit as a lump sum. We may make payments other than as a lump sum at your request subject to our approval. The accelerated benefit will first be used to repay any Policy Loan Balance. We will treat the accelerated benefit plus accrued interest as a lien against the death benefit proceeds. Your access to any Cash Surrender Value of this Policy through Policy Loans and partial withdrawals/Surrenders is limited to the excess of the Cash Surrender Value over the amount of the lien. We will reduce death benefit proceeds by the amount of the lien on the date of death.

Payment of an accelerated benefit is subject to the following conditions:

▪	The Insured must have a non-correctable medical condition that was first diagnosed while the Policy was in force.
▪	You must provide satisfactory proof that the expected remaining lifetime of the Insured is less than 12 months. This must include a written statement from the Insured's attending physician certifying the Insured's life expectancy and any other proof we may require. The physician must be a duly licensed physician who is licensed in the United States. The physician cannot be either you or the Insured, nor related to either you or the Insured. We reserve the right to obtain a second medical opinion at our expense.
▪	The Policy must be in force other than as extended term insurance, decreasing term or paid up term insurance.
▪	Any assignee or lienholder must release the assignment or existing lien.
▪	Any irrevocable Beneficiary must consent in writing to the accelerated benefit payment.
▪	You must assign the Policy to us for an amount equal to the lien and accrued interest. No further changes to the Policy will be permitted without our consent.
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▪	We must receive a written claim form that will be provided by us within 10 working days after you request it.
▪	The total accelerated benefit payments on the Insured from Policies with us and our affiliates will not exceed $500,000.
▪	This rider allows for the accelerated payment of death benefit proceeds, which would otherwise be payable to the Beneficiary of the Policy. You cannot be required to access and exhaust these benefits. Therefore, you are not eligible for this benefit if you are required by:
•	The law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; or
•	A government agency to use this benefit in order to apply for, obtain, or otherwise keep a government benefit or entitlement.

After payment of the accelerated benefit, we will pay the minimum premium necessary to keep the basic Policy and any attached riders in force. The total of any premiums paid by us will be assigned to us, made a part of the lien, and deducted from the death benefit proceeds.

We will charge interest on the lien. The interest accrues daily at the Policy Loan interest rate currently in effect. If no Policy Loan interest rate is stated, interest accrues daily at an effective annual interest rate of 8%.

The payment of any accelerated benefit under this rider is subject to the following:

(1)	We may charge an administrative fee not to exceed .5% of the accelerated benefit. This administrative fee will be deducted from the accelerated benefit.
(2)	We will make only one accelerated benefit payment under this rider.
(3)	After we pay the accelerated benefit, you may not surrender the Policy or terminate any rider coverage that was part of the eligible amount.

Example: An Insured is diagnosed with a terminal illness with a certified life expectancy of 12 months or less. This rider gives the Insured the right to accelerate the lesser of 50% or $500,000 of the Specified Amount which will be held as an interest-accruing lien against the remaining death benefit. If the client has a $1 million death benefit, they would be able to accelerate up to $500,000.

Insurance Exchange Rider (Standard)

If certain conditions are met, you may exchange this Policy for a new policy on the life of a substitute Insured.

In order for you to exchange this Policy for a new policy on the life of a substitute Insured, the following conditions must be met:

▪	This Policy and this rider must be in force.
▪	We must receive a written application for insurance in a form acceptable to us, signed by you and the substitute Insured.
▪	We must receive satisfactory proof of the insurability of the substitute Insured.
▪	You must have an insurable interest in the life of the substitute Insured.
▪	Any assignee, lienholder, and irrevocable Beneficiary must consent in writing to the exchange.

The following will apply to the new policy:

▪	The Specified Amount of the new policy may be no greater than the Specified Amount of this Policy.
▪	The Account Value of this Policy will be transferred to the new policy.
▪	Any Policy Loan Balance will be transferred to the new policy.
▪	We will waive any Surrender Charges on this Policy. If you exercise the free look privilege of the new policy, we will charge you the Surrender Charges of this Policy.
▪	The Policy Date of the new policy will be the first Monthly Date following satisfaction of the conditions stated above.
▪	The new policy may be any permanent plan issued by us on the Policy Date of the new policy.
▪	The incontestability and suicide provisions of the new policy will be measured from the Policy Date of this Policy.
▪	Insurance under this Policy will terminate on the Policy Date of the new policy.
▪	Any riders which are a part of this Policy will terminate when this Policy terminates. If available, riders may be added to the new policy only with evidence of insurability and our consent.

This rider will terminate;

▪	when the Policy terminates; or
▪	on the annual date nearest the Insured's 65th birthday.

Example: A Policy Owner has this rider attached to their Policy. The Policy Owner would like to exchange their Policy for a new policy on a separate Insured. The Policy Owner may then apply for a new policy and receive a new policy on a different Insured with sufficient evidence of insurability on the new Insured. The Specified Amount of the new policy can be no greater than the original Policy. The Account Value of the original Policy and any Policy Loan Balance will transfer to the new policy. This rider has no extra cost.

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Paid-Up Life Insurance Benefit Endorsement (Standard)

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Loan Balance. When the conditions specified below are met, you may elect this benefit, which will provide paid-up life insurance. Once you have elected this benefit, your Policy will not lapse.

You may elect this benefit only if the following requirements are met:

▪	the Insured is age 75 or older; and,
▪	the Policy is in its 11th Policy year or later; and,
▪	the outstanding Policy Loan Balance is more than 92.5%, but less than 96% of the Policy Value. If the outstanding Policy Loan Balance is greater than 96% of your Policy Value, you can repay Policy Loan Balance to bring the balance within the range of 92.5% and 96% of your Policy Value; and
▪	the outstanding Policy Loan Balance is more than the Specified Amount; and
▪	The Internal Revenue Code Life Insurance Qualification Test chosen at policy issue was the guideline premium test ("GPT").

Electing this benefit will change your Policy as follows:

▪	We will deduct 3.5% of the Policy Value on the date you elect this benefit.
▪	After we take the 3.5% deduction, we will set the Specified Amount to 105% of the remaining Policy Value. No further changes in the Specified Amount will be allowed.
▪	We will set the death benefit option to Option A as described in your Policy. No further changes in the death benefit option will be allowed. The death benefit at any time after you elect the benefit will equal the greatest of:
•	the Specified Amount;
•	the Policy Value multiplied by the Corridor Factor as shown in your Policy;
•	the outstanding Policy Loan Balance multiplied by the Corridor Factor as shown in your Policy.
▪	The death benefit proceeds will equal the death benefit on the Insured’s date of death minus any outstanding Policy Loan Balance.
▪	Any riders attached to the Policy will terminate, and any charges or fees associated with the riders will cease.
▪	We will not accept any additional premiums.
▪	You may not take additional partial withdrawals and Policy Loans, except for automatic Policy Loans to cover loan interest not paid when due.
▪	We will stop taking Monthly Deductions.
▪	All amounts not allocated to the Loan Account must be allocated to the Fixed Account.

Electing the benefit provided by this endorsement may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Example: An Insured with attained age 80 is in their 20th Policy year. The Policy Loan Balance is between 92.5% and 96% of the Policy Value, and the Policy Value is greater than the Specified Amount. The Insured chooses to elect the Paid-Up Insurance Benefit Endorsement. A charge of 3.5% of the Policy Value is taken from the Policy, the Specified Amount is set to 105% of the remaining Policy Value. The Death Benefit Option is changed to Death Benefit Option A, no further premiums are accepted, all riders are terminated, monthly deductions cease, and no further changes to the Policy are allowed. Upon death, the Beneficiary receives the death benefit minus any outstanding Policy Loan Balance.

Scheduled Increase Rider for The Insured (Standard)

We will automatically increase the Specified Amount on annual dates as described in the following section. The amount of increase will be the scheduled increase amount shown on the Policy schedule.

Increases will take place on each annual date, subject to the following:

▪	no increase will be made after the annual date nearest the Insured's 65th birthday; and
▪	total increases may not exceed two times the initial Specified Amount.

The rate class applicable to each increase will be the rate class of the Insured on the effective date of this rider.

We will mail you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date.

This rider will terminate:

▪	when any increase is rejected; or
▪	when the Specified Amount is reduced; or
▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability.

Ameritas Performance II VUL	33

Example: The insured is issued a Policy, including the Scheduled Increase Rider, at age 45 with a Specified Amount of $250,000. The amount of the rider may be between 1% and 10% of the base specified amount and is $10,000 for this Policy. The Specified Amount is increased every Policy year automatically. After 10 increases, the Policy Owner chooses to reject the 11th increase. The rider is then terminated with an aggregate $350,000 death benefit assuming no other changes have been made to the Policy.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

Policy Loans (Standard)

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. For additional information regarding Policy Loans, refer to the POLICY LOANS section.

Accidental Death Benefit Rider (Optional)

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that the Insured's death:

▪	occurred within 120 days of the date of injury; and
▪	resulted from an injury which occurred while this rider was in force; and
▪	resulted from accidental bodily injury, directly and independently of all other causes. Except in the case of drowning or internal injuries revealed by an autopsy, the injury must be evidenced by a visible bruise or wound on the body.

If death results from the Insured's travel as a fare-paying passenger on a public conveyance operated by a licensed common carrier for passenger service, the benefit amount will be doubled.

The benefit will be paid to the designated Beneficiary, if any; otherwise to

▪	you, if living; otherwise to
▪	your estate.

The benefit amount under this rider will not be payable if the Insured's death results from, or is contributed to by, any of the following causes:

▪	suicide or attempted suicide, while sane or insane; or
▪	any intentionally self-inflicted injury; or
▪	any disease or infirmity of mind or body; or medical or surgical treatment; or
▪	an act of declared or undeclared war, whether or not the Insured is a member of any armed forces; or
▪	any unlawful participation in a riot; or
▪	an attempt to commit, or commission of, an assault or felony; or
▪	voluntary or involuntary inhalation of any kind of gas except while in performance of those duties considered within the scope of occupation or employment; or
▪	the voluntary taking of any drug unless taken as prescribed by a physician; or
Ameritas Performance II VUL	34

▪	riding in or descending from any kind of aircraft;
•	as a passenger in any aircraft operated by or for the armed forces; or
•	as a participant in a sporting event or hobby; or
•	as a pilot, crew member or participant in training. Crew member includes anyone who has duties at any time on the flight involving either the flight or the aircraft.

We have the right to examine the Insured's body and to have an autopsy performed, at our expense, unless prohibited by law.

This rider will terminate;

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Example: A Policy Owner has this rider with a coverage amount of $50,000 attached to their Policy. The Insured then dies in an accident. The Beneficiary would then receive an additional $50,000 in excess of the death benefit provided by the base Policy.

Children's Insurance Rider (Optional)

This rider insures each child of the Insured if the child is:

▪	named in the application for this rider; or
▪	born after the date of the application; or
▪	adopted by the Insured after the date of the application and before the child’s 18th birthday.

This rider does not insure any child less than 15 days old nor after the child’s 25th birthday.

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that an insured child died while this rider is in force. Unless otherwise provided, the benefit will be paid to:

▪	the Insured, if living; otherwise
▪	the Insured’s spouse, if any; otherwise
▪	the estate of the deceased.

If the Insured dies (except by suicide within two years of the effective date of this rider), existing insurance on each insured child will be continued at no cost until the child’s 25th birthday. Conversion will be allowed as provided by this rider. If the Insured commits suicide during the first two years of the Policy, there is a 31-day period for conversion for each insured child.

You may convert the insurance on each insured child, without evidence of insurability, no later than 31 days after the insured child’s 25th birthday. The face amount of the new policy must be at least $25,000. You must give us Written Notice. Before the insured child’s 25th birthday, the face amount of the new policy may not exceed the benefit amount of the rider on the date of conversion. On or after the insured child’s 25th birthday, the face amount of the new policy may not exceed five times the benefit amount of the rider on the date of conversion.

The new policy may be any permanent plan issued by us on the date of conversion. The date of conversion will be the Monthly Date following Written Notice to us. The Policy Date of the new policy will be the date of conversion. Insurance under this rider on that insured child will terminate on the date of conversion. The incontestability and suicide provisions of the new policy shall be measured from the effective date of this rider up to the benefit amount of this rider on the date of conversion. For any additional face amount, the incontestability and suicide provisions will run from the effective date of the new policy.

In the absence of fraud, we will not contest this rider with respect to each insured child after the benefit amount on that child has been in force during that child’s life for two years. Our total liability will be to return the monthly rider charges paid while the insurance on that child’s life was in force. We will not contest any increased benefit amount later than two years after its effective date. Our total liability for that increase will be to return the monthly rider charges for that increase paid while the increase was in force for that child. If this rider is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.

If any insured child under this rider commits suicide (while sane or insane) within two years after the date that child’s insurance starts, our total liability will be to return the monthly rider charges paid while the insurance on that child was in force. If any insured child under this rider commits suicide (while sane or insane) within two years after the effective date for an increase in the benefit amount, our total liability for that increase will be to return the monthly rider charges paid while the increase was in force for that child.

This rider will terminate:

▪	when the Policy terminates for any reason other than the death of the Insured; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.
Ameritas Performance II VUL	35

You may put this rider back in force by Written Notice to us if:

▪	the Policy is in force;
▪	you provide us with evidence of insurability on each insured child within five years after the rider terminated; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A Policy Owner has this rider attached to their Policy covering their 10-year-old child for an amount of $25,000. That child then dies. A $25,000 death benefit would be paid for the death of the child. This rider is no longer in force after the child’s 25th birthday.

Guaranteed Insurability Rider (Optional)

On each option date while this rider is in force, you may increase the Specified Amount by the benefit amount of this rider shown on the Policy schedule. No evidence of insurability will be required. The option dates will be the annual dates nearest the Insured's 25th, 28th, 31st, 34th, 37th and 40th birthdays.

You may elect to advance the next option date when one of these events happen:

▪	the date of the Insured's marriage; or
▪	the date of the live birth of a child of the Insured's marriage; or
▪	the date of legal adoption by the Insured of a child under 18 years of age.

The date the increase in coverage will take effect will be the third Monthly Date after the event. If more than one child is born or adopted on the same date, an option date will be advanced with respect to each child. An advanced option date will replace the next regular option date. At no time may the total number of options that are elected be more than the number of option dates that occur after the effective date of this rider.

You may increase the monthly total disability benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase that is elected under this rider.

If on an option date, premiums are being credited under the terms of a Total Disability Benefit Rider, we will automatically increase the Specified Amount of insurance for the Insured by the benefit amount of this rider. We will also increase the monthly total disability benefit in the same proportion.

You may increase the accidental death benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase elected under this rider, provided that the total amount of accidental death benefit for all Policies issued by us on the Insured's life does not exceed $150,000.

The option period for an option date begins 60 days before and ends 31 days after that date. The option period for an option date that has been advanced begins on the date of any occasion as stated above and ends 91 days after that date.

We will provide free term insurance on the life of the Insured for the option period of an available option date caused by marriage, birth, or adoption of a child. The insurance is not payable if the Insured dies by suicide, while sane or insane. The amount will be equal to the option amount. This insurance will expire on the day before the third Monthly Date after the marriage, birth or adoption.

If the Specified Amount is reduced below the benefit amount of this rider, the benefit amount will be changed to the reduced Specified Amount. The monthly cost for this rider will also be reduced.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A man (aged 32) is issued a new policy with the inclusion of this rider. Due to the policy being issued at age 32, he has three possible option dates to increase the Specified Amount of the Policy without submitting proof of insurability. At the policy anniversary nearest his 37th birthday, which is the second option date, he elects to increase the Policy’s Specified Amount by the minimum $25,000 at a cost based on the Insured’s rate class as of the Policy Date and the issue age as applicable at the time of increase. The aggregate policy Specified Amount is now $25,000 higher than it was previously. In this example the Insured chooses not to further increase the Specified Amount on the remaining option date.

Ameritas Performance II VUL	36

Total Disability Benefit Rider (Optional)

The disability benefit that is provided by this rider is not a "waiver of premium" benefit. The benefit amount will be credited to the Policy as premiums paid during continued covered disability. On any Monthly Date during continued covered disability, the benefit that is paid may result in Cash Surrender Value increases or reductions, and additional premium payments may be required to keep the Policy in force. Policy continuation to the Insured's death is not guaranteed.

We will credit, as premium to the Policy, the monthly total disability benefit stated on the Policy schedule. This will be credited upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.

The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured’s 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which:

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured’s regular occupation at the time that the disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Written Notice and satisfactory proof of the Insured’s total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory Proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as part of any proof. If proof is not given to us when required, no further benefit will be paid.

No benefit will be paid if disability results from, or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. The monthly benefit amount of this rider is $100. After six months of disability, the Policy Owner will receive $100 monthly as premium credited to the Policy. The Insured then recovers at age 48, and payments under this rider cease.

Ameritas Performance II VUL	37

Waiver of Monthly Deduction Rider (Optional)

We will waive the Monthly Deduction for the Policy and riders stated on the Policy schedule, upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.

The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured's 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that total disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured's regular occupation at the time that the total disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Written Notice and satisfactory proof of the Insured's total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as a part of any satisfactory proof. If satisfactory proof is not given to us when required, no further Monthly Deductions will be waived.

No benefit will be paid if disability results from or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. After six months of disability, all monthly deductions from the Policy will be waived. The Insured then recovers at age 48, and monthly deductions under the Policy are resumed.

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SURRENDERS AND WITHDRAWALS

Cash SURRENDER

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	Any Cash Surrender Value available under the Policy at any time other than on a Policy Anniversary, shall be calculated with allowance for lapse of time from the last preceding anniversary.
▪	The applicable Surrender Charge is described in your Policy and the FEE TABLE section of this prospectus.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

We may deduct a partial withdrawal fee, which will not exceed the maximum partial withdrawal fee of $50.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any charge.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

If Death Benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or fax.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. You may tell us how to allocate the partial withdrawal among the Investment Options, provided that the remaining Account Value in each Subaccount is not less than $100, if you do not tell us, we will deduct it Pro-Rata.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy Loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

For information regarding your "right to examine" and "free look," see "Right to Examine" Period under the PREMIUMS section and STATE VARIATIONS under the General Description of the Policy section.

Ameritas Performance II VUL	39

POLICY LOANS

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. We may require you to sign a Policy Loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a Policy Loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a Policy Loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

The following chart applies to Policies dated prior to January 1, 2022.

Amount You Can Borrow	Policy Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  Policy Loan interest on Policy Loan Balance including the requested Policy Loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.
Amount You Can Borrow	Policy Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Loan Balance may qualify for the preferred Policy Loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.

The following chart applies to Policies dated on or after January 1, 2022.

Amount You Can Borrow	Policy Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  Policy Loan interest on Policy Loan Balance including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 1.0% (guaranteed not to exceed 3%): we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.
Amount You Can Borrow	Policy Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Loan Balance may qualify for the preferred loan interest rate. The portion eligible for the preferred Policy Loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 0.0% (guaranteed not to exceed 2.5%): we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.

Policy Loan Rules

▪	The Policy must be assigned to us as security for the Policy Loan.
▪	We will accept a Policy Loan request signed by you on our form of Written Notice by mail or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If the Policy Loan Balance exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
Ameritas Performance II VUL	40

▪	You may repay the Policy Loan Balance in full or in part any time while the Policy is in force. We will deduct the amount of the Policy Loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a Policy Loan repayment; otherwise, we will treat any unspecified payment as premium. Policy Loan repayments will not incur a maximum sales charge imposed on premiums (load).
▪	The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.
▪	We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

A Policy Loan Balance, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive the potentially higher current interest rate credited to the Fixed Account.

LAPSE AND REINSTATEMENT

Lapse and Grace Period

Minimum No-Lapse Period

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Policy Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Loan Balance, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule. Your Policy Value at the end of the minimum no-lapse period may be insufficient to keep the Policy in force unless an additional payment is made at that time.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. A death benefit will not be paid if the Policy has lapsed. If the Insured dies during the grace period, we will pay the death benefit proceeds.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any Insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b + c - d) divided by (e) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Surrender Charge on the date of reinstatement;

(d) is the Account Value at the beginning of the grace period; and

(e) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Loan Balance.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

The Policy cannot be reinstated once it has been fully Surrendered.

Ameritas Performance II VUL	41

TAXES

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the Beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Policy Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose not to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a Beneficiary of the Policy. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Policy Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Loan Balance exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.
Ameritas Performance II VUL	42

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy Loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or Beneficiary.

Interest paid on Policy Loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. For variable life policies to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered owned by the insurance company and not by the Policy Owner. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The application of the investor control doctrine is subject to some uncertainty. The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in future regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Ameritas Performance II VUL	43

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York ("Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

This policy is no longer available for sale.

Ameritas Performance II VUL	44

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2	1.03%	17.07%	9.87%	8.92%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2	0.93%	48.13%	17.84%	15.55%
	Fred Alger Management, LLC
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 2	0.82%*	6.56%	4.54%	6.22%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.64%	19.61%	9.41%	8.41%
	Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I	0.48%*	3.14%	4.39%	4.82%
	Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I	0.32%*	1.03%	-0.36%	1.20%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I	0.48%*	25.20%	19.59%	17.92%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I	0.39%*	11.23%	7.14%	7.47%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio	0.28%*	24.63%	14.20%	12.75%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	CVT S&P MidCap 400 Index Portfolio, Class I	0.33%*	13.52%	9.99%	9.31%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F	0.91%*	12.16%	5.48%	5.54%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F	0.88%*	10.17%	4.77%	5.26%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F	0.89%*	7.70%	3.69%	4.56%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	26.62%	15.71%	14.88%
	DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)	0.86%*	9.37%	3.77%	5.39%
	DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A	0.84%*	6.21%	5.88%	5.58%
	DWS Investment Management Americas, Inc.
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]	0.56%	33.79%	17.04%	13.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]	0.47%	15.35%	10.08%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]	0.25%	5.10%	2.33%	1.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]	0.81%*, **	8.97%	2.74%	4.17%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]	0.38%	1.79%	0.46%	1.93%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]	0.57%	17.49%	11.34%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]	0.73%	5.01%	5.76%	6.32%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]	0.64%	6.08%	2.81%	3.60%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2	0.72%*	7.20%	5.29%	5.27%
	Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	-11.37%	-4.85%	-2.03%
	Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I	0.90%	0.62%	3.23%	4.36%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I	0.81%	16.07%	9.48%	9.85%
	Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I	1.02%	-1.80%	-2.39%	1.52%
	Invesco Advisers, Inc. /
	Invesco Asset Management Limited
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund, Series I	0.95%	18.09%	10.89%	8.09%
	Invesco Advisers, Inc.
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Standard Class II	0.71%*	13.09%	8.19%	8.24%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II	0.86%*	8.73%	7.29%	8.03%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class	1.03%*	15.60%	8.30%	7.14%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series, Service Class	1.16%	30.59%	14.05%	13.54%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class	0.90%*	-2.69%	0.91%	4.72%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	3.09%	3.89%	5.21%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class	0.61%*	7.75%	6.16%	6.46%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class	0.79%*	11.66%	5.88%	6.29%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series, Initial Class	0.69%*	11.61%	8.03%	8.63%
	Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	1.25%*	7.82%	1.29%	3.08%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Company
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II	0.86%	10.17%	5.53%	5.54%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II	0.87%	12.67%	7.32%	7.00%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II	0.85%*	7.97%	3.81%	4.13%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	1.05%	8.82%	7.11%	5.65%
	Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	0.89%	25.84%	13.97%	11.44%
	Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class	0.67%	4.50%	1.08%	1.28%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class	1.17%	2.03%	1.83%	2.05%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class	0.79%	2.53%	-0.03%	1.53%
	Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	0.99%	35.17%	14.18%	14.48%
	T. Rowe Price Associates, Inc.
Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.	T. Rowe Price Equity Income Portfolio-II	0.98%	11.38%	8.21%	8.00%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio	1.30%*	-2.27%	10.31%	5.45%
	Third Avenue Management LLC

Ameritas Performance II VUL	47

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2024, reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.67%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Ameritas Performance II VUL	48

ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, based upon your specific situation. You may annually request, without charge, an illustration from us. We may charge a reasonable fee, not to exceed the maximum shown on the Policy schedule page, for additional illustrations requested in the same Policy year.

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge, request other information about the Policy, and make investor inquiries by calling our toll-free telephone number 800-745-1112.

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Loan Balance. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Loans, Subaccount transfers, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is 800-289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

about the Policy described in this prospectus, or wish to request a Statement of Additional Information,

contact your sales representative, email,

write or telephone us at the following:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: clientservices@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2025 Ameritas Life Insurance Corp.	SEC Registration # 811-04473
Class /Contract # C000216331
File # 333-233986

Ameritas Performance II VUL	49

Statement of Additional Information: May 1, 2025
to accompany Policy Prospectuses listed below.

Variable Life Insurance Policies:
Overture Life SPVUL	Corporate Benefit VUL
Univar	Overture Ovation!
Overture Applause!	Overture Viva!
Overture Applause! II	Protector hVUL
Overture Encore!	Excel Performance VUL
Overture Bravo!	Ameritas Performance II VUL
offered through
Ameritas Variable Separate Account V

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3

DISTRIBUTION OF MATERIALS	4
ADVERTISING
PERFORMANCE DATA
LICENSING AGREEMENT

FINANCIAL STATEMENTS	5

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritas.com/prospectuses or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account V (referred to as the "Separate Account" or the "Registrant") is a separate investment account of Ameritas Life Insurance Corp. ("We, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance, annuities, individual disability income insurance, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. Ameritas Life established the Separate Account on August 28, 1985 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC, Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select and Ameritas Bluestar Retirement Services, LLC.

Ameritas Variable Separate Account V	SAI: 1	Statement of Additional Information

At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2022, 2023 or 2024.

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

The Policies listed above, and offered through the Separate Account, are no longer offered for new sales. Ameritas Investment Company, LLC, ("AIC" or “Underwriter”) entered into contracts with various broker-dealers ("Distributors") to distribute policies. AIC is a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020).

YEAR:	2022	2023	2024
Variable life insurance commission the Depositor paid to the Underwriter that was paid to other broker-dealers and representatives (not kept by the Underwriter.)	$2,352,062	$2,005,378	$1,861,340
Variable life insurance compensation earned and kept by the Underwriter.	$0	$0	$0
Fees the Depositor paid to the Underwriter for variable life insurance Principal Underwriter services.	$744,850	$670,831	$719,883

DISTRIBUTION OF THE POLICY

The Policies listed above, and offered through the Separate Account, are no longer offered for new sales.

We pay commissions for the sale of the Policies. Our Underwriter and affiliate, AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life products, as well as for Ameritas Life Insurance Corp. of New York (collectively "Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Distribution Compensation for Currently Sold Products

The Policies listed above, and offered through the Separate Account, are no longer offered for new sales.

Distribution Compensation for Products No Longer Being Sold

Ameritas Performance II VUL: We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy Year; 6.27% of premium paid in Policy Years 2 through 10; and 2.28% of premium paid thereafter as a service fee. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Excel Performance VUL: If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors.

Ameritas Variable Separate Account V	SAI: 2	Statement of Additional Information

Overture Applause!, Overture Applause! II, and Overture Encore!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Life SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

Overture Viva!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.

Overture Bravo!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Ovation!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the accumulation value beginning in the eighth Policy Year.

Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s gender, issue age, risk class, specified amount, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For Ameritas Performance II VUL, guaranteed cost of insurance rates are based on the gender-distinct 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Attained ages 18 and greater will follow smoker-distinct rates while attained ages 0-17 will follow composite rates. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

Ameritas Variable Separate Account V	SAI: 3	Statement of Additional Information

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, gender and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Ameritas Variable Separate Account V	SAI: 4	Statement of Additional Information

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2024 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2024, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V	SAI: 5	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT V

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024

AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account V

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account V (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1986.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
986,818.216 shares at $26.59 per share (cost $22,765,947)	$26,239,496
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
13,397.567 shares at $26.36 per share (cost $309,983)	353,160
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
623,041.084 shares at $96.94 per share (cost $44,996,725)	60,397,603
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
15,044.170 shares at $95.95 per share (cost $1,087,066)	1,443,488
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
2,549,781.132 shares at $4.72 per share (cost $13,438,222)	12,034,967
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
29,930.917 shares at $4.68 per share (cost $158,372)	140,077
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
410,086.755 shares at $25.47 per share (cost $8,668,423)	10,444,910
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
4,291.792 shares at $25.31 per share (cost $94,640)	108,625
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
587,795.987 shares at $16.45 per share (cost $9,051,095)	9,669,244
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
2,829.193 shares at $16.26 per share (cost $43,697)	46,003
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
1,062,766.400 shares at $10.98 per share (cost $13,310,777)	11,669,175
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
804,910.118 shares at $57.94 per share (cost $30,174,108)	46,636,492
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
28,047.530 shares at $57.48 per share (cost $1,077,358)	1,612,172
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
99,286.813 shares at $23.03 per share (cost $1,762,238)	2,286,575
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
13,306.349 shares at $22.79 per share (cost $235,853)	303,252
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
79,526.506 shares at $37.56 per share (cost $2,847,929)	2,987,016
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
9,424.652 shares at $10.72 per share (cost $104,777)	101,032
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
23,054,186.630 shares at $1.00 per share (cost $23,054,187)	23,054,187
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
316,087.790 shares at $22.12 per share (cost $4,693,571)	6,991,862

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger), continued:
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
63,727.943 shares at $115.87 per share (cost $5,114,137)	$7,384,157
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
257,093.324 shares at $34.22 per share (cost $7,601,152)	8,797,734
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
374,154.884 shares at $13.81 per share (cost $6,300,541)	5,167,079
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
42,487.974 shares at $23.27 per share (cost $974,937)	988,695
MFS(R) Value Series Portfolio, Initial Class (Value) -
44,753.926 shares at $21.63 per share (cost $936,845)	968,027
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
215,319.228 shares at $8.31 per share (cost $2,032,572)	1,789,303
MFS(R) Research International Portfolio, Initial Class (Research) -
394,758.623 shares at $17.13 per share (cost $6,291,828)	6,762,215
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate) -
849.789 shares at $12.47 per share (cost $11,273)	10,597
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
700,613.351 shares at $13.73 per share (cost $9,892,295)	9,619,421
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
152,378.297 shares at $9.21 per share (cost $1,503,670)	1,403,404
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
705,661.712 shares at $2.740 per share (cost $1,603,056)	1,933,513
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
17,366.085 shares at $27.78 per share (cost $492,222)	482,430
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Disciplined Core Value Fund Portfolio, Standard Class II
(Disciplined Core Value II) -
1,748,015.905 shares at $8.57 per share (cost $14,195,152)	14,971,756
LVIP American Century Value Fund Portfolio, Standard Class II (Value II) -
6,108.770 shares at $12.23 per share (cost $72,860)	74,704
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II (Mid Cap Value II) -
478,972.802 shares at $19.66 per share (cost $9,189,977)	9,415,168

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
183,449.133 shares at $33.52 per share (cost $6,065,066)	$6,149,215
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
55,839.878 shares at $13.39 per share (cost $861,258)	747,696
Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
45,881.952 shares at $19.37 per share (cost $837,316)	888,733
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
277,873.548 shares at $11.07 per share (cost $2,797,214)	3,076,060
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
34,390.005 shares at $78.03 per share (cost $2,632,204)	2,683,452
Invesco V.I. Global Fund Portfolio, Series I (Global Securities) -
85,719.645 shares at $39.99 per share (cost $3,313,015)	3,427,929
Calvert Variable Trust, Inc. (Summit):
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
327,616.708 shares at $128.46 per share (cost $30,125,817)	42,085,642
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
382,132.315 shares at $85.90 per share (cost $28,461,787)	32,825,166
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
144,581.852 shares at $167.34 per share (cost $12,476,733)	24,194,327
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
135,786.868 shares at $95.85 per share (cost $10,966,130)	13,015,171
CVT Investment Grade Bond Index Portfolio, Class I (Barclays) -
201,937.926 shares at $47.57 per share (cost $10,833,884)	9,606,187
CVT S&P 500 Index Portfolio (S&P 500) -
667,713.778 shares at $201.72 per share (cost $84,610,140)	134,691,223
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
180,514.164 shares at $17.60 per share (cost $3,088,190)	3,177,049
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
2,493.290 shares at $20.91 per share (cost $50,371)	52,135
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
299,529.417 shares at $19.88 per share (cost $5,351,033)	5,954,645
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
463,477.186 shares at $20.46 per share (cost $8,659,732)	9,482,743
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
76,037.345 shares at $20.44 per share (cost $1,313,543)	1,554,203

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
119,784.131 shares at $13.81 per share (cost $1,627,591)	$1,654,219
DWS International Growth VIP Portfolio, Class A (Thematic) -
18,599.723 shares at $16.32 per share (cost $266,157)	303,547
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
14,163.688 shares at $43.97 per share (cost $490,987)	622,777
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
33,310.541 shares at $16.49 per share (cost $560,190)	549,291
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
8,872.195 shares at $39.93 per share (cost $256,520)	354,267
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
322,653.724 shares at $56.35 per share (cost $10,677,550)	18,181,537
T. Rowe Price Equity Income Portfolio-II (Equity Income) -
10,175.994 shares at $28.22 per share (cost $280,923)	287,167
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
38,484.784 shares at $14.36 per share (cost $566,692)	552,641
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
314,028.510 shares at $11.38 per share (cost $4,691,669)	3,573,644
Ivy Variable Insurance Portfolios (Ivy):
Macquarie VIP Science and Technology Series Portfolio, Service Class (Science) -
75,129.693 shares at $29.0900 per share (cost $1,864,599)	2,185,523
Macquarie VIP Balanced Series Portfolio, Service Class (Balanced) -
41,504.471 shares at $6.1600 per share (cost $260,072)	255,668
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
239,315.724 shares at $9.04 per share (cost $2,498,784)	2,163,414
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
99,513.662 shares at $9.64 per share (cost $989,581)	959,312
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
4,582.800 shares at $11.51 per share (cost $57,648)	52,748
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
42,734.433 shares at $11.15 per share (cost $469,447)	476,489

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson), continued:
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
16,030.712 shares at $12.35 per share (cost $181,975)	$197,979
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
31,031.160 shares at $10.34 per share (cost $329,997)	320,862
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS New World Fund Portfolio, Class 2 (IS New World) -
3,285.919 shares at $26.33 per share (cost $84,886)	86,518

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$612,676,718

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$461,597
Mortality and expense risk charge	(121,612)
Net investment income(loss)	339,985

Realized gain(loss) on investments:
Net realized gain distributions	1,507,078
Net realized gain(loss) on sale of fund shares	375,727
Net realized gain(loss)	1,882,805

Change in unrealized appreciation/depreciation	1,316,100

Net increase(decrease) in net assets resulting
from operations	$3,538,890

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$339,985	$337,257
Net realized gain(loss)	1,882,805	819,585
Net change in unrealized appreciation/depreciation	1,316,100	1,132,641
Net increase(decrease) in net assets resulting
from operations	3,538,890	2,289,483

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	725,917	812,547
Subaccounts transfers (including fixed account), net	(462,495)	(582,702)
Transfers for policyowner benefits and terminations	(909,087)	(916,121)
Policyowner maintenance charges	(1,024,441)	(1,145,649)
Net increase(decrease) from policyowner transactions	(1,670,106)	(1,831,925)

Total increase(decrease) in net assets	1,868,784	457,558
Net assets at beginning of period	24,370,712	23,913,154
Net assets at end of period	$26,239,496	$24,370,712

The accompanying notes are an integral part of these financial statements.

FS-9

Fidelity
Equity-Income
SC		Growth IC		Growth SC

2024		2024		2024

$6,008		$507		$-
(1,551)		(308,667)		(6,128)
4,457		(308,160)		(6,128)

20,611		12,697,795		305,068
3,392		1,911,534		24,177
24,003		14,609,329		329,245

17,063		(144,883)		14,513

$45,523		$14,156,286		$337,630

Equity-Income SC		Growth IC		Growth SC

2024	2023	2024	2023	2024	2023

$4,457	$4,706	$(308,160)	$(177,551)	$(6,128)	$(4,547)
24,003	17,404	14,609,329	2,883,262	329,245	96,183
17,063	11,664	(144,883)	10,532,513	14,513	242,342

45,523	33,774	14,156,286	13,238,224	337,630	333,978

10,231	13,753	1,027,714	1,067,535	8,228	12,848
12,539	(9,978)	425,193	(813,199)	10,679	(34,849)
(7,307)	(65,562)	(2,274,942)	(1,398,946)	(5,281)	(83,833)
(16,270)	(24,306)	(1,869,337)	(1,791,641)	(57,892)	(51,499)
(807)	(86,093)	(2,691,372)	(2,936,251)	(44,266)	(157,333)

44,716	(52,319)	11,464,914	10,301,973	293,364	176,645
308,444	360,763	48,932,689	38,630,716	1,150,124	973,479
$353,160	$308,444	$60,397,603	$48,932,689	$1,443,488	$1,150,124

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$708,069
Mortality and expense risk charge	(43,721)
Net investment income(loss)	664,348

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(53,746)
Net realized gain(loss)	(53,746)

Change in unrealized appreciation/depreciation	340,562

Net increase(decrease) in net assets resulting
from operations	$951,164

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$664,348	$556,550
Net realized gain(loss)	(53,746)	(104,175)
Net change in unrealized appreciation/depreciation	340,562	552,315
Net increase(decrease) in net assets resulting
from operations	951,164	1,004,690

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	599,478	670,886
Subaccounts transfers (including fixed account), net	432,763	216,822
Transfers for policyowner benefits and terminations	(413,614)	(432,677)
Policyowner maintenance charges	(546,010)	(582,997)
Net increase(decrease) from policyowner transactions	72,617	(127,966)

Total increase(decrease) in net assets	1,023,781	876,724
Net assets at beginning of period	11,011,186	10,134,462
Net assets at end of period	$12,034,967	$11,011,186

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity
High Income
SC		Overseas IC		Overseas SC

2024		2024		2024

$7,982		$178,566		$1,899
(620)		(49,081)		(522)
7,362		129,485		1,377

-		493,442		5,442
(1,471)		223,529		3,317
(1,471)		716,971		8,759

4,995		(355,172)		(5,871)

$10,886		$491,284		$4,265

High Income SC		Overseas IC		Overseas SC

2024	2023	2024	2023	2024	2023

$7,362	$6,725	$129,485	$58,214	$1,377	$558
(1,471)	(3,165)	716,971	209,258	8,759	2,860
4,995	8,803	(355,172)	1,538,123	(5,871)	13,516

10,886	12,363	491,284	1,805,595	4,265	16,934

6,680	5,368	379,700	427,517	1,554	4,070
2,552	8,924	45,289	(211,344)	13,631	16,948
(42)	(10,171)	(494,063)	(497,808)	(5,470)	(3,640)
(13,170)	(12,707)	(441,929)	(480,864)	(12,864)	(11,728)
(3,980)	(8,586)	(511,003)	(762,499)	(3,149)	5,650

6,906	3,777	(19,719)	1,043,096	1,116	22,584
133,171	129,394	10,464,629	9,421,533	107,509	84,925
$140,077	$133,171	$10,444,910	$10,464,629	$108,625	$107,509

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$235,474
Mortality and expense risk charge	(60,084)
Net investment income(loss)	175,390

Realized gain(loss) on investments:
Net realized gain distributions	62,519
Net realized gain(loss) on sale of fund shares	66,563
Net realized gain(loss)	129,082

Change in unrealized appreciation/depreciation	431,096

Net increase(decrease) in net assets resulting
from operations	$735,568

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$175,390	$162,390
Net realized gain(loss)	129,082	88,102
Net change in unrealized appreciation/depreciation	431,096	839,516
Net increase(decrease) in net assets resulting
from operations	735,568	1,090,008

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	357,722	385,473
Subaccounts transfers (including fixed account), net	(241,840)	(36,096)
Transfers for policyowner benefits and terminations	(290,642)	(283,438)
Policyowner maintenance charges	(571,734)	(623,924)
Net increase(decrease) from policyowner transactions	(746,494)	(557,985)

Total increase(decrease) in net assets	(10,926)	532,023
Net assets at beginning of period	9,680,170	9,148,147
Net assets at end of period	$9,669,244	$9,680,170

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2024		2024		2024

$1,078		$404,098		$82,153
(201)		(34,281)		(197,015)
877		369,817		(114,862)

285		-		5,238,646
119		(46,426)		2,038,240
404		(46,426)		7,276,886

2,040		(155,369)		4,870,299

$3,321		$168,022		$12,032,323

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2024	2023	2024	2023	2024	2023

$877	$735	$369,817	$238,413	$(114,862)	$10,901
404	269	(46,426)	(110,599)	7,276,886	2,006,585
2,040	3,762	(155,369)	461,922	4,870,299	7,530,515

3,321	4,766	168,022	589,736	12,032,323	9,548,001

1,078	1,234	668,962	759,037	1,439,704	1,458,578
1,588	(1,596)	989,447	393,268	(350,235)	(737,064)
-	-	(391,438)	(362,661)	(1,802,150)	(1,424,820)
(2,017)	(2,138)	(637,879)	(681,212)	(1,688,045)	(1,656,053)
649	(2,500)	629,092	108,432	(2,400,726)	(2,359,359)

3,970	2,266	797,114	698,168	9,631,597	7,188,642
42,033	39,767	10,872,061	10,173,893	37,004,895	29,816,253
$46,003	$42,033	$11,669,175	$10,872,061	$46,636,492	$37,004,895

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,390
Mortality and expense risk charge	(7,014)
Net investment income(loss)	(5,624)

Realized gain(loss) on investments:
Net realized gain distributions	183,338
Net realized gain(loss) on sale of fund shares	88,151
Net realized gain(loss)	271,489

Change in unrealized appreciation/depreciation	162,765

Net increase(decrease) in net assets resulting
from operations	$428,630

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,624)	$(897)
Net realized gain(loss)	271,489	90,693
Net change in unrealized appreciation/depreciation	162,765	259,263
Net increase(decrease) in net assets resulting
from operations	428,630	349,059

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,169	28,173
Subaccounts transfers (including fixed account), net	20,026	(98,279)
Transfers for policyowner benefits and terminations	(60,107)	(26,154)
Policyowner maintenance charges	(93,905)	(93,024)
Net increase(decrease) from policyowner transactions	(114,817)	(189,284)

Total increase(decrease) in net assets	313,813	159,775
Net assets at beginning of period	1,298,359	1,138,584
Net assets at end of period	$1,612,172	$1,298,359

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Asset Mgr.		Asset Mgr.
Gr. IC		Gr. SC		Mid Cap IC

2024		2024		2024

$40,074		$5,110		$15,723
(10,657)		(1,371)		(14,527)
29,417		3,739		1,196

24,188		3,531		365,393
37,865		4,280		86,249
62,053		7,811		451,642

119,148		17,886		(28,530)

$210,618		$29,436		$424,308

Asset Mgr. Gr. IC		Asset Mgr. Gr. SC		Mid Cap IC

2024	2023	2024	2023	2024	2023

$29,417	$25,211	$3,739	$3,511	$1,196	$1,437
62,053	25,415	7,811	791	451,642	79,602
119,148	222,340	17,886	34,354	(28,530)	269,606

210,618	272,966	29,436	38,656	424,308	350,645

78,740	78,444	7,367	8,201	200,598	219,022
210,904	(5,030)	(10,978)	(101)	(32,355)	(377,991)
(61,859)	(52,571)	-	-	(59,506)	(143,521)
(103,750)	(104,143)	(7,910)	(7,462)	(113,688)	(119,635)
124,035	(83,300)	(11,521)	638	(4,951)	(422,125)

334,653	189,666	17,915	39,294	419,357	(71,480)
1,951,922	1,762,256	285,337	246,043	2,567,659	2,639,139
$2,286,575	$1,951,922	$303,252	$285,337	$2,987,016	$2,567,659

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,612
Mortality and expense risk charge	(638)
Net investment income(loss)	2,974

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(51)
Net realized gain(loss)	(51)

Change in unrealized appreciation/depreciation	1,835

Net increase(decrease) in net assets resulting
from operations	$4,758

	Strategic IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,974	$3,055
Net realized gain(loss)	(51)	(773)
Net change in unrealized appreciation/depreciation	1,835	4,308
Net increase(decrease) in net assets resulting
from operations	4,758	6,590

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,523	20,472
Subaccounts transfers (including fixed account), net	929	530
Transfers for policyowner benefits and terminations	(684)	(7,133)
Policyowner maintenance charges	(9,614)	(9,671)
Net increase(decrease) from policyowner transactions	12,154	4,198

Total increase(decrease) in net assets	16,912	10,788
Net assets at beginning of period	84,120	73,332
Net assets at end of period	$101,032	$84,120

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity		Alger

Money Market		Balanced		Capital App

2024		2024		2024

$564,314		$-		$-
(52,445)		(28,860)		(42,658)
511,869		(28,860)		(42,658)

-		13,094		-
-		238,342		149,450
-		251,436		149,450

-		799,989		2,278,686

$511,869		$1,022,565		$2,385,478

Money Market		Balanced		Capital App

2024	2023	2024	2023	2024	2023

$511,869	$424,072	$(28,860)	$61,270	$(42,658)	$(28,382)
-	-	251,436	99,041	149,450	(174,730)
-	-	799,989	799,251	2,278,686	1,607,526

511,869	424,072	1,022,565	959,562	2,385,478	1,404,414

1,132,637	1,556,489	225,526	255,456	644,571	613,063
18,789,639	4,130,724	73,524	(54,975)	(435,478)	70,051
(6,188,907)	(6,269,959)	(509,529)	(159,610)	(153,838)	(122,520)
(938,126)	(920,699)	(290,804)	(318,448)	(174,337)	(149,997)
12,795,243	(1,503,445)	(501,283)	(277,577)	(119,082)	410,597

13,307,112	(1,079,373)	521,282	681,985	2,266,396	1,815,011
9,747,075	10,826,448	6,470,580	5,788,595	5,117,761	3,302,750
$23,054,187	$9,747,075	$6,991,862	$6,470,580	$7,384,157	$5,117,761

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$202,144
Mortality and expense risk charge	(38,437)
Net investment income(loss)	163,707

Realized gain(loss) on investments:
Net realized gain distributions	249,445
Net realized gain(loss) on sale of fund shares	213,001
Net realized gain(loss)	462,446

Change in unrealized appreciation/depreciation	296,592

Net increase(decrease) in net assets resulting
from operations	$922,745

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$163,707	$283,384
Net realized gain(loss)	462,446	606,561
Net change in unrealized appreciation/depreciation	296,592	(1,158,997)
Net increase(decrease) in net assets resulting
from operations	922,745	(269,052)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	317,355	346,619
Subaccounts transfers (including fixed account), net	(414,483)	(261,740)
Transfers for policyowner benefits and terminations	(559,549)	(247,881)
Policyowner maintenance charges	(391,606)	(470,781)
Net increase(decrease) from policyowner transactions	(1,048,283)	(633,783)

Total increase(decrease) in net assets	(125,538)	(902,835)
Net assets at beginning of period	8,923,272	9,826,107
Net assets at end of period	$8,797,734	$8,923,272

The accompanying notes are an integral part of these financial statements.

FS-19

MFS
New
Discovery		Total Return		Value

2024		2024		2024

$-		$21,629		$15,530
(20,951)		(3,821)		(7,050)
(20,951)		17,808		8,480

-		41,872		70,335
(86,415)		4,428		34,976
(86,415)		46,300		105,311

425,871		(5,177)		425

$318,505		$58,931		$114,216

New Discovery		Total Return		Value

2024	2023	2024	2023	2024	2023

$(20,951)	$(19,031)	$17,808	$13,046	$8,480	$11,270
(86,415)	(291,510)	46,300	31,080	105,311	79,562
425,871	938,311	(5,177)	30,808	425	(10,781)

318,505	627,770	58,931	74,934	114,216	80,051

118,090	128,237	55,447	58,230	102,098	117,204
41,892	(68,184)	100,884	(92,611)	(105,707)	(9,820)
(155,325)	(105,143)	(11,175)	(7,087)	(331,276)	(53,932)
(175,702)	(194,477)	(37,131)	(44,657)	(27,480)	(29,482)
(171,045)	(239,567)	108,025	(86,125)	(362,365)	23,970

147,460	388,203	166,956	(11,191)	(248,149)	104,021
5,019,619	4,631,416	821,739	832,930	1,216,176	1,112,155
$5,167,079	$5,019,619	$988,695	$821,739	$968,027	$1,216,176

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Strategic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$67,384
Mortality and expense risk charge	(6,266)
Net investment income(loss)	61,118

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(28,641)
Net realized gain(loss)	(28,641)

Change in unrealized appreciation/depreciation	10,674

Net increase(decrease) in net assets resulting
from operations	$43,151

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$61,118	$53,054
Net realized gain(loss)	(28,641)	(37,469)
Net change in unrealized appreciation/depreciation	10,674	91,308
Net increase(decrease) in net assets resulting
from operations	43,151	106,893

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	104,842	100,685
Subaccounts transfers (including fixed account), net	202,098	17,367
Transfers for policyowner benefits and terminations	(41,182)	(82,051)
Policyowner maintenance charges	(117,843)	(123,944)
Net increase(decrease) from policyowner transactions	147,915	(87,943)

Total increase(decrease) in net assets	191,066	18,950
Net assets at beginning of period	1,598,237	1,579,287
Net assets at end of period	$1,789,303	$1,598,237

The accompanying notes are an integral part of these financial statements.

FS-21

MFS				Van Kampen
		Global		Emerging
Research		Real Estate		Markets

2024		2024		2024

$111,447		$202		$131,700
(22,557)		(65)		(34,451)
88,890		137		97,249

-		-		-
57,720		(10)		(12,357)
57,720		(10)		(12,357)

42,217		(453)		616,099

$188,827		$(326)		$700,991

Research		Global Real Estate		Emerging Markets

2024	2023	2024	2023	2024	2023

$88,890	$42,950	$137	$31	$97,249	$109,671
57,720	13,412	(10)	425	(12,357)	(297)
42,217	689,939	(453)	(32)	616,099	850,969

188,827	746,301	(326)	424	700,991	960,343

411,676	456,202	3,094	2,094	586,152	636,017
187,659	52,944	1	5,121	(103,123)	(56,661)
(349,054)	(272,408)	-	-	(409,541)	(323,414)
(296,631)	(307,032)	(426)	(272)	(424,620)	(454,013)
(46,350)	(70,294)	2,669	6,943	(351,132)	(198,071)

142,477	676,007	2,343	7,367	349,859	762,272
6,619,738	5,943,731	8,254	887	9,269,562	8,507,290
$6,762,215	$6,619,738	$10,597	$8,254	$9,619,421	$9,269,562

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Intl. Magnum

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(5,777)
Net investment income(loss)	(5,777)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(15,837)
Net realized gain(loss)	(15,837)

Change in unrealized appreciation/depreciation	117,818

Net increase(decrease) in net assets resulting
from operations	$96,204

	Intl. Magnum

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,777)	$16,847
Net realized gain(loss)	(15,837)	(24,743)
Net change in unrealized appreciation/depreciation	117,818	178,455
Net increase(decrease) in net assets resulting
from operations	96,204	170,559

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	63,359	70,363
Subaccounts transfers (including fixed account), net	21,834	10,626
Transfers for policyowner benefits and terminations	(116,096)	(78,737)
Policyowner maintenance charges	(60,291)	(62,447)
Net increase(decrease) from policyowner transactions	(91,194)	(60,195)

Total increase(decrease) in net assets	5,010	110,364
Net assets at beginning of period	1,398,394	1,288,030
Net assets at end of period	$1,403,404	$1,398,394

The accompanying notes are an integral part of these financial statements.

FS-23

Calvert				Lincoln
				Disciplined
Balanced		Mid Cap		Core Value II

2024		2024		2024

$30,664		$579		$143,921
(7,034)		(1,391)		(29,290)
23,630		(812)		114,631

31,593		4,556		-
19,448		(1,102)		63,910
51,041		3,454		63,910

224,090		42,042		776,604

$298,761		$44,684		$955,145

Balanced		Mid Cap		Disciplined Core Value II

2024	2023	2024	2023	2024	2023

$23,630	$17,686	$(812)	$(432)	$114,631	$-
51,041	4,769	3,454	(3,918)	63,910	-
224,090	193,767	42,042	51,680	776,604	-

298,761	216,222	44,684	47,330	955,145	-

118,914	173,940	1,074	1,163	431,168	-
114,692	(40,204)	(3,128)	(38)	14,412,734	-
(66,637)	(43,568)	(3,728)	(4,074)	(425,514)	-
(72,557)	(76,856)	(15,097)	(16,202)	(401,777)	-
94,412	13,312	(20,879)	(19,151)	14,016,611	-

393,173	229,534	23,805	28,179	14,971,756	-
1,540,340	1,310,806	458,625	430,446	-	-
$1,933,513	$1,540,340	$482,430	$458,625	$14,971,756	$-

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Lincoln

	Value II

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,673
Mortality and expense risk charge	(97)
Net investment income(loss)	1,576

Realized gain(loss) on investments:
Net realized gain distributions	679
Net realized gain(loss) on sale of fund shares	569
Net realized gain(loss)	1,248

Change in unrealized appreciation/depreciation	1,845

Net increase(decrease) in net assets resulting
from operations	$4,669

	Value II

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,576	$-
Net realized gain(loss)	1,248	-
Net change in unrealized appreciation/depreciation	1,845	-
Net increase(decrease) in net assets resulting
from operations	4,669	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,974	-
Subaccounts transfers (including fixed account), net	70,627	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(2,566)	-
Net increase(decrease) from policyowner transactions	70,035	-

Total increase(decrease) in net assets	74,704	-
Net assets at beginning of period	-	-
Net assets at end of period	$74,704	$-

The accompanying notes are an integral part of these financial statements.

FS-25

Lincoln		AIM
Mid Cap		Intl.
Value II		Growth		Global

2024		2024		2024

$196,045		$111,111		$19,757
(28,479)		(22,813)		(3,743)
167,566		88,298		16,014

171,271		33,032		-
34,164		30,880		(10,292)
205,435		63,912		(10,292)

225,190		(132,948)		(23,344)

$598,191		$19,262		$(17,622)

Mid Cap Value II		Intl. Growth		Global

2024	2023	2024	2023	2024	2023

$167,566	$-	$88,298	$(11,872)	$16,014	$7,310
205,435	-	63,912	(54,983)	(10,292)	(18,526)
225,190	-	(132,948)	1,014,316	(23,344)	74,302

598,191	-	19,262	947,461	(17,622)	63,086

490,743	-	363,764	421,550	46,726	53,450
8,759,072	-	156,096	(144,060)	3,417	53,198
(189,779)	-	(311,064)	(225,694)	(34,882)	(47,794)
(243,059)	-	(250,630)	(266,801)	(30,379)	(37,725)
8,816,977	-	(41,834)	(215,005)	(15,118)	21,129

9,415,168	-	(22,572)	732,456	(32,740)	84,215
-	-	6,171,787	5,439,331	780,436	696,221
$9,415,168	$-	$6,149,215	$6,171,787	$747,696	$780,436

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Small Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,109
Mortality and expense risk charge	(5,675)
Net investment income(loss)	(4,566)

Realized gain(loss) on investments:
Net realized gain distributions	39,234
Net realized gain(loss) on sale of fund shares	768
Net realized gain(loss)	40,002

Change in unrealized appreciation/depreciation	98,437

Net increase(decrease) in net assets resulting
from operations	$133,873

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,566)	$(4,992)
Net realized gain(loss)	40,002	(13,384)
Net change in unrealized appreciation/depreciation	98,437	122,794
Net increase(decrease) in net assets resulting
from operations	133,873	104,418

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,299	79,763
Subaccounts transfers (including fixed account), net	(40,600)	18,937
Transfers for policyowner benefits and terminations	(39,328)	(66,553)
Policyowner maintenance charges	(23,929)	(28,130)
Net increase(decrease) from policyowner transactions	(36,558)	4,017

Total increase(decrease) in net assets	97,315	108,435
Net assets at beginning of period	791,418	682,983
Net assets at end of period	$888,733	$791,418

The accompanying notes are an integral part of these financial statements.

FS-27

AIM
		Discovery		Global
Global Value		Mid Cap		Securities

2024		2024		2024

$33,679		$-		$-
(9,536)		(6,214)		(22,912)
24,143		(6,214)		(22,912)

29,018		-		194,816
21,607		(27,461)		23,161
50,625		(27,461)		217,977

380,559		420,177		257,149

$455,327		$386,502		$452,214

Global Value		Discovery Mid Cap		Global Securities

2024	2023	2024	2023	2024	2023

$24,143	$6,692	$(6,214)	$(5,196)	$(22,912)	$(11,469)
50,625	(25,304)	(27,461)	(52,029)	217,977	259,500
380,559	538,088	420,177	272,093	257,149	474,528

455,327	519,476	386,502	214,868	452,214	722,559

107,686	114,631	55,460	54,650	498,191	445,657
(7,486)	(39,600)	526,149	(53,150)	(290,304)	(145,657)
(229,807)	(109,211)	(43,225)	(82,423)	(50,730)	(103,377)
(115,399)	(128,014)	(61,872)	(61,704)	(109,927)	(109,664)
(245,006)	(162,194)	476,512	(142,627)	47,230	86,959

210,321	357,282	863,014	72,241	499,444	809,518
2,865,739	2,508,457	1,820,438	1,748,197	2,928,485	2,118,967
$3,076,060	$2,865,739	$2,683,452	$1,820,438	$3,427,929	$2,928,485

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$498,212
Mortality and expense risk charge	(173,148)
Net investment income(loss)	325,064

Realized gain(loss) on investments:
Net realized gain distributions	1,795,503
Net realized gain(loss) on sale of fund shares	894,176
Net realized gain(loss)	2,689,679

Change in unrealized appreciation/depreciation	2,041,303

Net increase(decrease) in net assets resulting
from operations	$5,056,046

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$325,064	$302,113
Net realized gain(loss)	2,689,679	2,065,990
Net change in unrealized appreciation/depreciation	2,041,303	3,042,673
Net increase(decrease) in net assets resulting
from operations	5,056,046	5,410,776

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,557,966	1,652,167
Subaccounts transfers (including fixed account), net	(936,838)	(79,820)
Transfers for policyowner benefits and terminations	(1,474,349)	(1,456,333)
Policyowner maintenance charges	(1,517,734)	(1,604,800)
Net increase(decrease) from policyowner transactions	(2,370,955)	(1,488,786)

Total increase(decrease) in net assets	2,685,091	3,921,990
Net assets at beginning of period	39,400,551	35,478,561
Net assets at end of period	$42,085,642	$39,400,551

The accompanying notes are an integral part of these financial statements.

FS-29

Summit
Russell		Nasdaq-100
Small Cap		Index		EAFE Intl.

2024		2024		2024

$398,968		$75,680		$353,783
(147,048)		(88,737)		(53,106)
251,920		(13,057)		300,677

645,413		1,487,905		-
338,539		2,060,915		122,329
983,952		3,548,820		122,329

2,038,093		1,450,674		(87,974)

$3,273,965		$4,986,437		$335,032

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2024	2023	2024	2023	2024	2023

$251,920	$118,548	$(13,057)	$(12,490)	$300,677	$296,159
983,952	(1,718)	3,548,820	1,240,715	122,329	106,535
2,038,093	4,221,962	1,450,674	6,572,146	(87,974)	1,443,216

3,273,965	4,338,792	4,986,437	7,800,371	335,032	1,845,910

1,547,677	1,650,139	1,064,518	1,085,664	787,285	841,551
(629,005)	(90,087)	(1,941,722)	(959,699)	371,713	(253,974)
(1,114,693)	(826,713)	(662,711)	(797,563)	(426,800)	(446,155)
(1,204,379)	(1,261,455)	(852,169)	(797,336)	(471,190)	(493,284)
(1,400,400)	(528,116)	(2,392,084)	(1,468,934)	261,008	(351,862)

1,873,565	3,810,676	2,594,353	6,331,437	596,040	1,494,048
30,951,601	27,140,925	21,599,974	15,268,537	12,419,131	10,925,083
$32,825,166	$30,951,601	$24,194,327	$21,599,974	$13,015,171	$12,419,131

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Barclays

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$267,822
Mortality and expense risk charge	(25,082)
Net investment income(loss)	242,740

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(55,840)
Net realized gain(loss)	(55,840)

Change in unrealized appreciation/depreciation	(112,120)

Net increase(decrease) in net assets resulting
from operations	$74,780

	Barclays

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$242,740	$215,506
Net realized gain(loss)	(55,840)	(96,565)
Net change in unrealized appreciation/depreciation	(112,120)	317,463
Net increase(decrease) in net assets resulting
from operations	74,780	436,404

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	551,891	601,491
Subaccounts transfers (including fixed account), net	867,641	405,212
Transfers for policyowner benefits and terminations	(444,393)	(442,143)
Policyowner maintenance charges	(490,465)	(525,055)
Net increase(decrease) from policyowner transactions	484,674	39,505

Total increase(decrease) in net assets	559,454	475,909
Net assets at beginning of period	9,046,733	8,570,824
Net assets at end of period	$9,606,187	$9,046,733

The accompanying notes are an integral part of these financial statements.

FS-31

Summit

S&P 500		Moderate		Growth

2024		2024		2024

$1,572,417		$68,999		$1,339
(561,638)		(8,192)		(1,037)
1,010,779		60,807		302

7,085,080		179,285		5,728
3,695,230		24,958		19,082
10,780,310		204,243		24,810

15,461,240		(42,184)		(3,427)

$27,252,329		$222,866		$21,685

S&P 500		Moderate		Growth

2024	2023	2024	2023	2024	2023

$1,010,779	$994,843	$60,807	$33,847	$302	$811
10,780,310	7,354,059	204,243	171,604	24,810	11,903
15,461,240	15,827,378	(42,184)	126,207	(3,427)	6,575

27,252,329	24,176,280	222,866	331,658	21,685	19,289

4,242,638	4,509,366	172,949	182,403	14,394	20,210
(2,585,252)	(2,183,636)	97,855	30,343	(127,664)	(5,269)
(5,481,462)	(3,811,102)	(315,935)	(112,021)	(1,923)	-
(4,830,591)	(4,904,237)	(161,813)	(167,690)	(4,752)	(5,025)
(8,654,667)	(6,389,609)	(206,944)	(66,965)	(119,945)	9,916

18,597,662	17,786,671	15,922	264,693	(98,260)	29,205
116,093,561	98,306,890	3,161,127	2,896,434	150,395	121,190
$134,691,223	$116,093,561	$3,177,049	$3,161,127	$52,135	$150,395

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Mod. Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$114,222
Mortality and expense risk charge	(19,307)
Net investment income(loss)	94,915

Realized gain(loss) on investments:
Net realized gain distributions	277,384
Net realized gain(loss) on sale of fund shares	48,875
Net realized gain(loss)	326,259

Change in unrealized appreciation/depreciation	127,624

Net increase(decrease) in net assets resulting
from operations	$548,798

	Mod. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$94,915	$51,956
Net realized gain(loss)	326,259	338,137
Net change in unrealized appreciation/depreciation	127,624	258,992
Net increase(decrease) in net assets resulting
from operations	548,798	649,085

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	341,651	384,408
Subaccounts transfers (including fixed account), net	20,053	143,037
Transfers for policyowner benefits and terminations	(265,195)	(190,664)
Policyowner maintenance charges	(251,053)	(258,424)
Net increase(decrease) from policyowner transactions	(154,544)	78,357

Total increase(decrease) in net assets	394,254	727,442
Net assets at beginning of period	5,560,391	4,832,949
Net assets at end of period	$5,954,645	$5,560,391

The accompanying notes are an integral part of these financial statements.

FS-33

Third Avenue		Dreyfus		Scudder
				Small
Value		MidCap		Mid Value

2024		2024		2024

$259,919		$9,389		$19,216
(28,721)		(3,271)		(8,898)
231,198		6,118		10,318

794,837		22,245		79,167
181,940		14,022		4,001
976,777		36,267		83,168

(1,430,379)		130,497		(2,802)

$(222,404)		$172,882		$90,684

Value		MidCap		Small Mid Value

2024	2023	2024	2023	2024	2023

$231,198	$196,919	$6,118	$5,591	$10,318	$8,373
976,777	996,448	36,267	28,506	83,168	30,266
(1,430,379)	601,634	130,497	193,286	(2,802)	153,722

(222,404)	1,795,001	172,882	227,383	90,684	192,361

573,308	615,136	50,283	51,946	162,022	170,156
(13,980)	(237,236)	(8,946)	(20,671)	(74,376)	19,897
(351,986)	(407,159)	(75,470)	(84,415)	(48,629)	(80,195)
(620,396)	(664,498)	(58,248)	(62,216)	(59,434)	(59,186)
(413,054)	(693,757)	(92,381)	(115,356)	(20,417)	50,672

(635,458)	1,101,244	80,501	112,027	70,267	243,033
10,118,201	9,016,957	1,473,702	1,361,675	1,583,952	1,340,919
$9,482,743	$10,118,201	$1,554,203	$1,473,702	$1,654,219	$1,583,952

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,175
Mortality and expense risk charge	(1,508)
Net investment income(loss)	2,667

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	9,779
Net realized gain(loss)	9,779

Change in unrealized appreciation/depreciation	17,523

Net increase(decrease) in net assets resulting
from operations	$29,969

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,667	$2,433
Net realized gain(loss)	9,779	9,979
Net change in unrealized appreciation/depreciation	17,523	26,947
Net increase(decrease) in net assets resulting
from operations	29,969	39,359

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,826	18,210
Subaccounts transfers (including fixed account), net	(52,533)	(2,898)
Transfers for policyowner benefits and terminations	(3,017)	(2,263)
Policyowner maintenance charges	(12,878)	(17,357)
Net increase(decrease) from policyowner transactions	(55,602)	(4,308)

Total increase(decrease) in net assets	(25,633)	35,051
Net assets at beginning of period	329,180	294,129
Net assets at end of period	$303,547	$329,180

The accompanying notes are an integral part of these financial statements.

FS-35

Scudder		Neuberger Berman
Capital
Growth		Regency		Equity

2024		2024		2024

$965		$3,870		$760
(3,821)		(3,531)		(1,996)
(2,856)		339		(1,236)

38,919		17,428		16,378
5,834		(1,768)		19,420
44,753		15,660		35,798

79,105		30,846		44,143

$121,002		$46,845		$78,705

Capital Growth		Regency		Equity

2024	2023	2024	2023	2024	2023

$(2,856)	$(2,193)	$339	$3,010	$(1,236)	$(996)
44,753	15,008	15,660	(1,444)	35,798	7,273
79,105	96,350	30,846	50,966	44,143	61,399

121,002	109,165	46,845	52,532	78,705	67,676

105,237	92,121	26,740	30,403	19,394	18,391
(12,077)	47,593	(83,233)	17,699	(47,439)	13,301
(10,612)	(15,737)	(22,069)	(6,955)	(18,897)	(56,362)
(26,442)	(22,465)	(20,275)	(20,879)	(6,595)	(6,685)
56,106	101,512	(98,837)	20,268	(53,537)	(31,355)

177,108	210,677	(51,992)	72,800	25,168	36,321
445,669	234,992	601,283	528,483	329,099	292,778
$622,777	$445,669	$549,291	$601,283	$354,267	$329,099

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(71,925)
Net investment income(loss)	(71,925)

Realized gain(loss) on investments:
Net realized gain distributions	782,845
Net realized gain(loss) on sale of fund shares	1,713,674
Net realized gain(loss)	2,496,519

Change in unrealized appreciation/depreciation	2,658,335

Net increase(decrease) in net assets resulting
from operations	$5,082,929

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71,925)	$(58,918)
Net realized gain(loss)	2,496,519	406,007
Net change in unrealized appreciation/depreciation	2,658,335	4,977,457
Net increase(decrease) in net assets resulting
from operations	5,082,929	5,324,546

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,155,261	1,150,114
Subaccounts transfers (including fixed account), net	(2,636,177)	(752,645)
Transfers for policyowner benefits and terminations	(497,341)	(424,421)
Policyowner maintenance charges	(687,010)	(672,580)
Net increase(decrease) from policyowner transactions	(2,665,267)	(699,532)

Total increase(decrease) in net assets	2,417,662	4,625,014
Net assets at beginning of period	15,763,875	11,138,861
Net assets at end of period	$18,181,537	$15,763,875

The accompanying notes are an integral part of these financial statements.

FS-37

T. Rowe		Franklin Templeton
Equity
Income		Income		Global Bond

2024		2024		2024

$5,694		$24,381		$-
(2,225)		(2,253)		(10,367)
3,469		22,128		(10,367)

18,942		1,998		-
18,923		(6,680)		(44,129)
37,865		(4,682)		(44,129)

2,853		16,384		(372,110)

$44,187		$33,830		$(426,606)

Equity Income		Income		Global Bond

2024	2023	2024	2023	2024	2023

$3,469	$5,514	$22,128	$25,010	$(10,367)	$(11,057)
37,865	17,429	(4,682)	29,452	(44,129)	(43,939)
2,853	15,118	16,384	(12,893)	(372,110)	146,079

44,187	38,061	33,830	41,569	(426,606)	91,083

19,348	25,710	40,120	32,815	215,291	234,360
(55,330)	(46,748)	152,762	469	613,721	257,660
(201,407)	(19,926)	(206,911)	(23,129)	(149,039)	(114,589)
(7,465)	(8,516)	(31,859)	(31,893)	(186,748)	(194,013)
(244,854)	(49,480)	(45,888)	(21,738)	493,225	183,418

(200,667)	(11,419)	(12,058)	19,831	66,619	274,501
487,834	499,253	564,699	544,868	3,507,025	3,232,524
$287,167	$487,834	$552,641	$564,699	$3,573,644	$3,507,025

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(13,687)
Net investment income(loss)	(13,687)

Realized gain(loss) on investments:
Net realized gain distributions	58,734
Net realized gain(loss) on sale of fund shares	26,295
Net realized gain(loss)	85,029

Change in unrealized appreciation/depreciation	426,635

Net increase(decrease) in net assets resulting
from operations	$497,977

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(13,687)	$(9,854)
Net realized gain(loss)	85,029	(12,777)
Net change in unrealized appreciation/depreciation	426,635	474,399
Net increase(decrease) in net assets resulting
from operations	497,977	451,768

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	209,752	197,588
Subaccounts transfers (including fixed account), net	54,936	(64,756)
Transfers for policyowner benefits and terminations	(194,744)	(36,196)
Policyowner maintenance charges	(68,089)	(61,778)
Net increase(decrease) from policyowner transactions	1,855	34,858

Total increase(decrease) in net assets	499,832	486,626
Net assets at beginning of period	1,685,691	1,199,065
Net assets at end of period	$2,185,523	$1,685,691

The accompanying notes are an integral part of these financial statements.

FS-39

Ivy		Pimco
		Total		Low
Balanced		Return		Duration

2024		2024		2024

$2,950		$88,763		$38,992
(881)		(9,738)		(3,310)
2,069		79,025		35,682

-		-		-
(2,717)		(49,423)		(14,500)
(2,717)		(49,423)		(14,500)

28,791		13,850		17,603

$28,143		$43,452		$38,785

Balanced		Total Return		Low Duration

2024	2023	2024	2023	2024	2023

$2,069	$627	$79,025	$63,666	$35,682	$32,157
(2,717)	(9,789)	(49,423)	(59,072)	(14,500)	(24,632)
28,791	37,450	13,850	108,713	17,603	37,425

28,143	28,288	43,452	113,307	38,785	44,950

5,976	7,486	124,141	135,553	33,265	38,112
24,303	14,778	(13,347)	146,715	94,969	53,069
(9,520)	-	(56,931)	(107,139)	(227,691)	(53,735)
(4,493)	(4,891)	(126,142)	(132,822)	(33,067)	(41,232)
16,266	17,373	(72,279)	42,307	(132,524)	(3,786)

44,409	45,661	(28,827)	155,614	(93,739)	41,164
211,259	165,598	2,192,241	2,036,627	1,053,051	1,011,887
$255,668	$211,259	$2,163,414	$2,192,241	$959,312	$1,053,051

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Real
	Return

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,376
Mortality and expense risk charge	(184)
Net investment income(loss)	1,192

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,638)
Net realized gain(loss)	(3,638)

Change in unrealized appreciation/depreciation	3,189

Net increase(decrease) in net assets resulting
from operations	$743

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,192	$1,367
Net realized gain(loss)	(3,638)	(1,745)
Net change in unrealized appreciation/depreciation	3,189	2,430
Net increase(decrease) in net assets resulting
from operations	743	2,052

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,992	2,845
Subaccounts transfers (including fixed account), net	(13,976)	11,313
Transfers for policyowner benefits and terminations	-	(10,039)
Policyowner maintenance charges	(1,037)	(1,166)
Net increase(decrease) from policyowner transactions	(12,021)	2,953

Total increase(decrease) in net assets	(11,278)	5,005
Net assets at beginning of period	64,026	59,021
Net assets at end of period	$52,748	$64,026

The accompanying notes are an integral part of these financial statements.

FS-41

Ibbotson

Balanced		Growth		Income

2024		2024		2024

$8,294		$2,812		$7,093
(1,168)		(939)		(1,560)
7,126		1,873		5,533

4,446		3,870		2,057
542		11,457		(381)
4,988		15,327		1,676

21,088		8,158		15,103

$33,202		$25,358		$22,312

Balanced		Growth		Income

2024	2023	2024	2023	2024	2023

$7,126	$5,847	$1,873	$2,759	$5,533	$4,683
4,988	5,252	15,327	4,760	1,676	1,620
21,088	29,691	8,158	19,162	15,103	20,966

33,202	40,790	25,358	26,681	22,312	27,269

25,952	28,139	76,233	50,783	6,393	8,070
92,574	1,023	(6,676)	7,586	8,246	843
(1,564)	(1,738)	(54,880)	(9,375)	-	(117)
(34,526)	(44,519)	(51,376)	(43,632)	(13,478)	(12,144)
82,436	(17,095)	(36,699)	5,362	1,161	(3,348)

115,638	23,695	(11,341)	32,043	23,473	23,921
360,851	337,156	209,320	177,277	297,389	273,468
$476,489	$360,851	$197,979	$209,320	$320,862	$297,389

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,097
Mortality and expense risk charge	(439)
Net investment income(loss)	658

Realized gain(loss) on investments:
Net realized gain distributions	252
Net realized gain(loss) on sale of fund shares	304
Net realized gain(loss)	556

Change in unrealized appreciation/depreciation	(279)

Net increase(decrease) in net assets resulting
from operations	$935

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$658	$377
Net realized gain(loss)	556	(94)
Net change in unrealized appreciation/depreciation	(279)	4,541
Net increase(decrease) in net assets resulting
from operations	935	4,824

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,304	9,328
Subaccounts transfers (including fixed account), net	26,768	25,404
Transfers for policyowner benefits and terminations	(2,040)	-
Policyowner maintenance charges	(6,476)	(3,563)
Net increase(decrease) from policyowner transactions	38,556	31,169

Total increase(decrease) in net assets	39,491	35,993
Net assets at beginning of period	47,027	11,034
Net assets at end of period	$86,518	$47,027

The accompanying notes are an integral part of these financial statements.

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT V NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Variable Separate Account V (the "Account") began operations during 1986. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024, there are sixty-nine subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fred Alger Management, LLC
Company LLC	Alger
(Advisor)	*Balanced
Fidelity (Fund Series short cite)	*Capital App
*Equity-Income IC (Subaccount short cite)
*Equity-Income SC	Massachusetts Financial Services
*Growth IC	Company
*Growth SC	MFS
*High Income IC	*Utilities
*High Income SC	*New Discovery
*Overseas IC	*Total Return
*Overseas SC	*Value
*Asset Mgr. IC	*Strategic
*Asset Mgr. SC	*Research
*Inv. Bond IC	*Global Real Estate
*Contrafund IC	(Commenced December 15, 2020)
*Contrafund SC
*Asset Mgr. Gr. IC	Morgan Stanley Investment
*Asset Mgr. Gr. SC	Management Inc.
*Mid Cap IC	Van Kampen
*Strategic IC	*Emerging Markets
*Money Market	*Intl. Magnum

FS-44

1. ORGANIZATION, continued

Calvert Research and Management	Calvert Research and Management, continued
Calvert	Summit (formerly Calvert Variable Products, Inc.),
*Balanced	continued
*Mid Cap	*Barclays (formerly Calvert VP Investment Grade
Bond Index Portfolio, Class I)
Lincoln Financial Investments	*S&P 500 (formerly Calvert VP S&P 500 Index
Corporation (formerly American Century	Portfolio)
Investment Management, Inc.)	*Moderate (formerly Calvert VP Volatility Managed
Lincoln (fomerly American Century) (formerly	Moderate Portfolio, Class F)
American Century Investments)	*Growth (formerly Calvert VP Volatility Managed
*Disciplined Core Value II (fomerly Income	Growth Portfolio, Class F)
& Growth) (formerly American Century VP	*Mod. Growth (formerly Calvert VP Volatility
Disciplined Core Value Fund Portfolio, Class I)	Managed Moderate Growth Portfolio, Class F)
(Commenced April 26, 2024)
*Value II (formerly Value) (formerly American	Third Avenue Management LLC
Century VP Value Fund Portfolio, Class I)	Third Avenue
(Commenced April 26, 2024)	*Value
*Mid Cap Value II (formerly Mid Cap) (formerly
American Century VP Mid Cap Value Fund	BNY Mellon Investment Adviser, Inc.
Portfolio, Class I)	Dreyfus
(Commenced April 26, 2024)	*MidCap

Invesco Advisers, Inc.	DWS Investment Management Americas, Inc.
AIM	Scudder
*Intl. Growth	*Small Mid Value
*Global	*Thematic
*Small Cap	*Capital Growth
*Global Value
*Discovery Mid Cap	Neuberger Berman Investment Advisers LLC
(Commenced April 30, 2020)	Neuberger Berman
*Global Securities	*Regency
*Equity
Calvert Research and Management
(See Note 3)	T. Rowe Price Associates, Inc.
Summit (formerly Calvert Variable Products, Inc.)	T. Rowe
*S&P MidCap (formerly Calvert VP S&P MidCap	*Blue Chip
400 Index Portfolio, Class I)	*Equity Income
*Russell Small Cap (formerly Calvert VP Russell
2000 Small Cap Index Portfolio, Class I)	Franklin Advisers, Inc.
*Nasdaq-100 Index (formerly Calvert VP Nasdaq	Franklin Templeton
100 Index Portfolio, Class I)	*Income
*EAFE Intl. (formerly Calvert VP EAFE	*Global Bond
International Index Portfolio, Class I)

FS-45

1. ORGANIZATION, continued

Delaware Management Company (formerly
Delaware Ivy Variable Insurance Portfolios)
Ivy
*Science
*Balanced

Pacific Investment Management
Company LLC
Pimco
*Total Return
*Low Duration
*Real Return

ALPS Advisors, Inc.
Ibbotson
*Balanced
*Growth
*Income

Capital Research and Management Company (SM)
American Funds
*IS New World
(Commenced August 25, 2020)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets

FS-46

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-47

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31, 2024 and December 31, 2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
Barclays	.050
S&P 500.050
Moderate	.050
Growth	.050
Mod. Growth	.050

FS-48

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$2,394,311	$2,217,355
Equity-Income SC	47,935	23,674
Growth IC	14,602,612	4,904,348
Growth SC	318,309	63,635
High Income IC	1,264,762	527,797
High Income SC	14,807	11,424
Overseas IC	1,016,832	904,908
Overseas SC	21,160	17,490
Asset Mgr. IC	497,146	1,005,732
Asset Mgr. SC	3,970	2,160
Inv. Bond IC	1,389,968	391,059
Contrafund IC	7,670,084	4,947,026
Contrafund SC	279,705	216,809
Asset Mgr. Gr. IC	339,986	162,344
Asset Mgr. Gr. SC	13,266	17,517
Mid Cap IC	1,058,563	696,925
Strategic IC	16,464	1,336
Money Market	22,016,754	8,709,642

Alger:
Balanced	308,753	825,803
Capital App	617,851	779,592

MFS:
Utilities	1,071,614	1,706,744
New Discovery	177,403	369,399
Total Return	255,860	88,155
Value	161,328	444,879
Strategic	401,472	192,438
Research	571,458	528,917
Global Real Estate	3,094	288

Van Kampen:
Emerging Markets	558,072	811,956
Intl. Magnum	56,929	153,900

Calvert:
Balanced	274,800	125,166
Mid Cap	5,335	22,470

FS-49

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Lincoln:
Disciplined Core Value II	$15,234,083	$1,102,840
Value II	80,350	8,059
Mid Cap Value II	9,723,219	567,406

AIM:
Intl. Growth	575,999	496,504
Global	79,917	79,021
Small Cap	136,702	138,593
Global Value	146,724	338,570
Discovery Mid Cap	930,462	460,164
Global Securities	659,145	440,011

Summit:
S&P MidCap	2,731,190	2,981,578
Russell Small Cap	2,129,730	2,632,796
Nasdaq-100 Index	3,160,721	4,077,957
EAFE Intl.	1,148,976	587,292
Barclays	1,212,355	484,942
S&P 500	9,349,415	9,908,224
Moderate	405,974	372,827
Growth	37,427	151,342
Mod. Growth	591,208	373,453

Third Avenue:
Value	1,412,896	799,914

Dreyfus:
MidCap	59,689	123,707

Scudder:
Small Mid Value	232,942	163,874
Thematic	18,765	71,700
Capital Growth	121,615	29,446

Neuberger Berman:
Regency	56,457	137,528
Equity	33,986	72,381

T. Rowe:
Blue Chip	2,201,933	4,156,279
Equity Income	42,829	265,272

Franklin Templeton:
Income	261,112	282,874
Global Bond	673,428	190,569

FS-50

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Ivy:
Science	$360,123	$313,221
Balanced	68,205	49,870

Pimco:
Total Return	336,409	329,663
Low Duration	263,076	359,917
Real Return	22,352	33,181

Ibbotson:
Balanced	121,992	27,983
Growth	80,067	111,022
Income	20,559	11,808

American Funds:
IS New World	44,477	5,011

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .10 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $20 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-51

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2024	47.67	191.82	447,475	26,239,496	1.77	0.10	1.20	13.96	15.23
2023	41.37	168.32	473,394	24,370,712	1.89	0.10	1.20	9.33	10.54
2022	37.43	153.95	512,184	23,913,154	1.89	0.10	1.20	(6.09)	(5.05)
2021	39.42	163.94	534,806	26,906,201	1.90	0.10	1.20	23.40	24.77
2020	31.59	132.85	528,738	22,790,144	1.83	0.10	1.20	5.42	6.59

Equity-Income SC
2024	37.64	57.38	6,581	353,160	1.75	0.45	0.45	14.72	14.73
2023	32.81	50.02	6,592	308,444	1.80	0.45	0.45	10.04	10.04
2022	23.38	45.46	8,360	360,763	1.81	0.45	0.90	(5.51)	(3.03)
2021	48.11	93.46	8,263	380,113	1.76	0.45	0.90	23.70	24.27
2020	38.71	75.55	8,880	330,242	1.74	0.45	0.90	5.59	6.07

Growth IC
2024	253.73	426.04	231,014	60,397,603	-	0.10	1.20	28.82	30.26
2023	194.79	330.72	242,360	48,932,689	0.13	0.10	1.20	34.62	36.10
2022	143.12	245.67	259,663	38,630,716	0.61	0.10	1.20	(25.36)	(24.53)
2021	189.64	329.13	274,842	54,747,646	-	0.10	1.20	21.75	23.09
2020	154.06	270.34	285,594	47,541,861	0.07	0.10	1.20	42.17	43.75

Growth SC
2024	181.69	279.15	5,779	1,443,488	-	0.45	0.45	29.68	29.68
2023	140.11	215.26	5,954	1,150,124	0.04	0.45	0.45	35.49	35.49
2022	103.41	158.88	6,740	973,479	0.51	0.45	0.45	(24.86)	(24.86)
2021	101.70	211.45	6,971	1,344,252	-	0.45	0.90	(1.00)	22.53
2020	172.57	185.25	7,517	1,169,708	0.06	0.45	0.90	42.46	43.10

High Income IC
2024	13.86	63.51	1,311,693	12,034,967	6.13	0.10	1.20	7.66	8.86
2023	7.04	58.99	1,307,111	11,011,186	5.69	0.10	1.20	9.16	10.37
2022	6.38	54.04	1,263,690	10,134,462	4.89	0.10	1.20	(12.43)	(11.46)
2021	7.21	61.71	1,323,221	12,730,699	5.43	0.10	1.20	3.17	4.31
2020	6.91	59.82	1,134,251	11,583,033	5.10	0.10	1.20	1.52	2.64

High Income SC
2024	8.29	8.29	16,895	140,077	5.82	0.45	0.45	8.23	8.23
2023	7.66	7.66	17,385	133,171	5.64	0.45	0.45	10.01	10.01
2022	4.37	6.96	18,583	129,394	4.93	0.45	0.90	(11.95)	(7.16)
2021	7.91	23.21	19,852	158,657	5.22	0.45	0.90	3.56	4.03
2020	7.60	22.41	18,665	157,951	4.93	0.45	0.90	1.73	2.19

FS-52

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2024	33.71	58.88	287,137	10,444,910	1.63	0.10	1.20	3.79	4.95
2023	32.12	56.73	299,782	10,464,629	1.02	0.10	1.20	19.07	20.39
2022	26.68	47.65	323,751	9,421,533	1.09	0.10	1.20	(25.38)	(24.56)
2021	35.37	63.85	320,882	12,547,273	0.53	0.10	1.20	18.27	19.58
2020	29.58	53.99	319,296	10,820,923	0.45	0.10	1.20	14.23	15.50

Overseas SC
2024	32.95	32.95	3,297	108,625	1.64	0.45	0.45	4.48	4.48
2023	31.54	31.54	3,409	107,509	1.06	0.45	0.45	19.87	19.87
2022	21.58	26.31	3,228	84,925	0.64	0.45	0.45	(25.83)	(24.92)
2021	29.13	35.04	7,865	272,842	0.44	0.45	0.90	(1.62)	19.04
2020	29.44	47.15	8,004	236,874	0.35	0.45	0.90	14.46	14.98

Asset Mgr. IC
2024	25.91	72.86	280,940	9,669,244	2.41	0.10	1.20	7.19	8.39
2023	23.91	67.97	303,974	9,680,170	2.34	0.10	1.20	11.60	12.83
2022	21.19	60.90	322,491	9,148,147	2.03	0.10	1.20	(15.95)	(15.02)
2021	24.93	72.46	350,027	11,794,332	1.60	0.10	1.20	8.61	9.81
2020	22.70	66.72	368,541	11,538,101	1.49	0.10	1.20	13.50	14.76

Asset Mgr. SC
2024	28.55	28.55	1,611	46,003	2.42	0.45	0.45	7.85	7.85
2023	26.47	26.47	1,588	42,033	2.28	0.45	0.45	12.39	12.39
2022	14.16	23.55	1,688	39,767	1.01	0.45	0.45	(15.41)	(13.97)
2021	23.77	27.84	7,584	187,269	1.51	0.45	0.45	9.31	9.31
2020	21.75	25.47	7,410	167,430	1.51	0.45	0.45	14.22	14.22

Inv. Bond IC
2024	14.93	35.25	741,058	11,669,175	3.59	0.10	1.20	0.57	1.69
2023	14.68	35.05	701,249	10,872,061	2.61	0.10	1.20	4.94	6.10
2022	13.84	33.40	678,087	10,173,893	2.21	0.10	1.20	(14.00)	(13.05)
2021	15.92	38.83	710,479	12,622,379	2.07	0.10	1.20	(1.79)	(0.71)
2020	16.03	39.54	624,839	11,967,673	2.21	0.10	1.20	8.09	9.28

Contrafund IC
2024	109.35	217.49	389,299	46,636,492	0.19	0.10	1.20	32.18	33.66
2023	81.82	164.53	410,385	37,004,895	0.49	0.10	1.20	31.87	33.32
2022	61.37	124.77	436,636	29,816,253	0.51	0.10	1.20	(27.19)	(26.39)
2021	83.37	171.37	455,387	42,782,695	0.06	0.10	1.20	26.31	27.71
2020	65.28	135.68	455,612	35,112,410	0.25	0.10	1.20	29.01	30.44

FS-53

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2024	114.58	129.80	12,527	1,612,172	0.09	0.45	0.45	33.03	33.03
2023	86.13	97.57	13,410	1,298,359	0.37	0.45	0.45	32.74	32.74
2022	37.63	73.50	15,589	1,138,584	0.40	0.45	0.90	(26.71)	(17.09)
2021	100.29	164.23	15,878	1,586,780	0.05	0.45	0.90	26.59	27.14
2020	78.88	129.74	16,846	1,347,484	0.15	0.45	0.90	29.26	29.85

Asset Mgr. Gr. IC
2024	32.03	53.44	67,288	2,286,575	1.84	0.10	1.20	9.48	10.70
2023	28.93	48.81	65,476	1,951,922	1.81	0.10	1.20	14.99	16.25
2022	24.89	42.45	68,158	1,762,256	1.81	0.10	1.20	(17.87)	(16.96)
2021	29.97	51.69	71,491	2,277,606	1.42	0.10	1.20	12.61	13.85
2020	26.33	45.90	70,567	2,061,096	1.08	0.10	1.20	15.86	17.15

Asset Mgr. Gr. SC
2024	35.99	35.99	8,426	303,252	1.68	0.45	0.45	10.23	10.23
2023	32.65	32.65	8,739	285,337	1.78	0.45	0.45	15.69	15.69
2022	28.22	28.22	8,718	246,043	1.78	0.45	0.45	(17.32)	(17.32)
2021	34.14	34.14	8,684	296,446	1.36	0.45	0.45	13.38	13.38
2020	30.11	30.11	8,655	260,602	1.07	0.45	0.45	16.63	16.63

Mid Cap IC
2024	73.88	107.19	34,489	2,987,016	0.54	0.10	0.70	16.67	17.37
2023	62.95	91.88	34,174	2,567,659	0.60	0.10	0.70	14.28	14.96
2022	32.72	54.76	39,971	2,639,139	0.53	0.10	0.80	(14.83)	(11.38)
2021	64.29	93.49	38,368	3,048,442	0.62	0.10	0.80	24.59	25.48
2020	51.24	75.04	41,026	2,621,832	0.65	0.10	0.80	17.25	18.07

Strategic IC
2024	20.72	22.81	5,008	101,032	3.91	0.10	0.70	4.86	5.33
2023	12.55	19.67	4,448	84,120	4.59	0.70	0.70	8.65	8.65
2022	11.55	18.10	4,136	73,332	3.55	0.70	0.70	(11.87)	(11.87)
2021	13.11	20.54	4,651	95,528	2.50	0.70	0.70	2.08	3.02
2020	19.94	19.94	6,566	130,934	3.44	0.70	0.70	6.77	6.77

Money Market
2024	1.03	1.16	20,421,060	23,054,187	4.92	0.10	1.20	3.84	5.00
2023	0.99	1.11	9,152,615	9,747,075	4.80	0.10	1.20	3.64	4.79
2022	0.95	1.06	10,626,028	10,826,448	1.43	0.10	1.20	0.23	1.34
2021	0.95	1.04	9,364,604	9,449,882	0.01	0.10	1.20	(1.18)	(0.09)
2020	0.96	1.04	11,693,871	11,837,333	0.28	0.10	1.20	(0.88)	0.22

FS-54

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Alger:
Balanced
2024	33.07	89.92	212,972	6,991,862	-	0.10	1.20	15.66	16.95
2023	28.28	77.75	229,168	6,470,580	1.44	0.10	1.20	16.03	17.31
2022	24.10	67.01	238,915	5,788,595	1.12	0.10	1.20	(12.37)	(11.40)
2021	27.20	76.46	257,892	7,169,593	0.83	0.10	1.20	17.70	19.00
2020	22.86	64.96	233,151	5,829,264	1.27	0.10	1.20	8.91	10.12

Capital App
2024	360.24	396.55	23,119	7,384,157	-	0.10	0.70	33.70	47.10
2023	135.63	244.90	23,192	5,117,761	-	0.70	0.70	42.14	42.14
2022	95.42	172.30	20,554	3,302,750	-	0.70	0.70	(36.96)	(36.96)
2021	151.37	273.33	17,482	4,620,536	-	0.70	0.70	18.30	18.30
2020	127.96	231.06	17,653	4,030,895	-	0.70	0.70	35.49	40.77

MFS:
Utilities
2024	51.36	133.57	155,258	8,797,734	2.27	0.10	1.20	10.32	11.55
2023	46.04	121.08	173,278	8,923,272	3.54	0.10	1.20	(3.27)	(2.21)
2022	47.08	125.18	183,381	9,826,107	2.40	0.10	1.20	(0.44)	0.66
2021	46.78	125.74	190,527	10,387,775	1.74	0.10	1.20	12.73	13.98
2020	41.04	111.54	178,479	9,280,887	2.47	0.10	1.20	4.64	5.79

New Discovery
2024	36.15	66.92	136,753	5,167,079	-	0.10	1.20	5.44	6.62
2023	33.90	63.47	140,394	5,019,619	-	0.10	1.20	13.05	14.30
2022	29.66	56.14	146,634	4,631,416	-	0.10	1.20	(30.60)	(29.83)
2021	42.27	80.89	151,344	6,921,217	-	0.10	1.20	0.59	1.70
2020	41.56	80.42	150,609	7,567,031	-	0.10	1.20	44.14	45.74

Total Return
2024	39.58	48.92	22,609	988,695	2.49	0.10	0.70	7.00	7.64
2023	36.76	45.72	20,439	821,739	2.04	0.10	0.70	9.68	10.33
2022	33.32	41.69	22,597	832,930	1.71	0.10	0.70	(10.21)	(9.67)
2021	36.89	46.43	22,542	928,797	1.76	0.10	0.70	13.32	14.00
2020	26.02	32.36	24,119	885,448	2.25	0.10	0.90	1.40	9.70

Value
2024	47.56	52.35	22,427	968,027	1.52	0.10	0.70	8.60	10.83
2023	26.85	42.91	29,867	1,216,176	1.68	0.70	0.70	7.18	7.18
2022	25.05	40.04	29,066	1,112,155	1.52	0.70	0.70	(6.56)	(6.56)
2021	26.81	42.85	25,715	1,087,490	1.41	0.70	0.70	24.58	24.58
2020	21.52	34.39	12,050	413,406	1.49	0.70	0.70	2.75	32.61

FS-55

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Strategic
2024	11.79	12.11	150,627	1,789,303	4.10	0.10	1.20	2.01	3.14
2023	11.43	11.87	137,846	1,598,237	3.72	0.10	1.20	6.31	7.49
2022	10.63	11.17	145,911	1,579,287	3.46	0.10	1.20	(14.73)	(13.79)
2021	12.33	13.10	159,277	2,010,149	3.14	0.10	1.20	(0.73)	0.37
2020	12.29	13.19	157,148	2,006,319	3.81	0.10	1.20	8.04	9.24

Research
2024	22.60	23.96	296,736	6,762,215	1.62	0.10	0.70	2.37	2.99
2023	22.08	22.26	299,288	6,619,738	1.07	0.10	0.70	12.23	12.90
2022	15.10	19.72	302,486	5,943,731	1.87	0.10	0.90	(17.66)	(14.88)
2021	23.71	23.95	300,849	7,208,186	0.83	0.10	0.90	10.58	11.46
2020	21.44	21.48	296,016	6,398,353	2.09	0.10	0.90	11.93	12.84

Global Real Estate
2024	16.12	16.12	658	10,597	2.19	0.70	0.70	(3.37)	(3.37)
2023	16.68	16.68	495	8,254	1.56	0.70	0.70	5.36	10.68
2022	15.07	15.07	59	887	1.91	0.70	0.70	(27.45)	(27.45)
2021	20.77	20.77	7	150	1.27	0.70	0.70	29.22	29.22
2020	16.07	16.07	1.00	9.00	-	0.70	0.70	1.32	1.32

Van Kampen:
Emerging Markets
2024	19.14	28.26	516,225	9,619,421	1.35	0.10	1.20	6.52	7.71
2023	17.22	26.53	535,631	9,269,562	1.62	0.10	1.20	10.64	11.86
2022	15.39	23.98	536,167	8,507,290	0.44	0.10	1.20	(25.98)	(25.16)
2021	20.57	32.39	498,519	10,925,168	0.83	0.10	1.20	1.76	2.88
2020	19.99	31.83	466,038	10,499,496	1.42	0.10	1.20	13.07	14.33

Intl. Magnum
2024	15.32	22.91	89,023	1,403,404	-	0.10	1.20	6.18	7.36
2023	14.27	21.58	95,174	1,398,394	1.67	0.10	1.20	12.71	13.96
2022	12.52	19.14	99,081	1,288,030	-	0.10	1.20	(17.93)	(17.02)
2021	15.09	23.33	103,697	1,663,704	1.83	0.10	1.20	7.07	8.26
2020	13.94	21.78	99,885	1,545,465	1.47	0.10	1.20	9.59	10.81

Calvert:
Balanced
2024	4.54	6.08	452,441	1,933,513	1.74	0.10	1.20	18.18	19.49
2023	3.80	5.14	431,052	1,540,340	1.61	0.10	1.20	15.43	16.70
2022	3.25	4.46	408,712	1,310,806	1.19	0.10	1.20	(16.42)	(15.50)
2021	3.85	5.33	388,047	1,540,254	1.19	0.10	1.20	13.74	15.00
2020	3.35	4.69	356,104	1,341,961	1.51	0.10	1.20	13.88	15.14

FS-56

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert, continued:
Mid Cap
2024	59.18	91.12	8,665	482,430	0.12	0.10	1.20	8.90	10.11
2023	53.74	83.68	9,050	458,625	0.19	0.10	1.20	10.31	11.53
2022	48.19	75.86	9,444	430,446	-	0.10	1.20	(20.44)	(19.57)
2021	59.91	95.35	10,366	589,759	0.19	0.10	1.20	13.65	14.91
2020	52.13	83.89	10,164	571,562	0.42	0.10	1.20	10.91	12.14

Lincoln:
Disciplined Core Value II
2024	8.60	8.64	1,735,244	14,971,756	0.94	0.10	0.70	6.08	6.51
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Value II
2024	12.60	12.60	5,931	74,704	2.33	0.20	0.20	6.48	6.48
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Mid Cap Value II
2024	20.33	20.41	462,302	9,415,168	2.08	0.10	0.70	6.32	6.76
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2024	52.43	57.72	118,307	6,149,215	1.76	0.10	0.70	(0.09)	0.52
2023	51.16	52.48	119,777	6,171,787	0.20	0.10	0.70	17.33	18.03
2022	28.94	43.35	123,609	5,439,331	1.72	0.10	0.90	(18.39)	(16.46)
2021	53.11	53.62	127,878	6,960,587	1.31	0.10	0.90	4.93	5.78
2020	50.21	51.10	123,815	6,454,142	2.39	0.10	0.90	12.97	13.88

Global
2024	18.52	20.90	36,942	747,696	2.58	0.10	0.70	(2.49)	(1.90)
2023	18.88	21.44	37,938	780,436	1.55	0.10	0.70	8.29	8.94
2022	17.33	19.80	36,750	696,221	2.91	0.10	0.70	(25.46)	(25.01)
2021	17.99	23.11	40,345	1,026,430	3.26	0.10	0.80	8.15	25.58
2020	18.40	21.08	42,948	880,044	4.95	0.10	0.80	(13.02)	(12.40)

FS-57

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Small Cap
2024	51.26	56.43	17,862	888,733	0.13	0.10	0.70	14.92	17.26
2023	24.47	43.71	18,762	791,418	-	0.70	0.70	15.77	15.77
2022	21.14	37.76	18,790	682,983	-	0.70	0.70	(21.06)	(21.06)
2021	26.78	47.83	18,795	854,826	0.17	0.70	0.70	19.56	19.56
2020	22.40	40.00	16,308	649,450	0.34	0.70	0.70	26.36	87.34

Global Value
2024	16.65	33.84	183,589	3,076,060	1.11	0.10	1.20	15.44	16.73
2023	14.27	29.31	199,397	2,865,739	0.57	0.10	1.20	20.28	21.61
2022	11.73	24.37	209,793	2,508,457	0.34	0.10	1.20	(22.81)	(21.95)
2021	15.03	31.57	215,955	3,392,650	0.97	0.10	1.20	14.59	15.86
2020	12.97	27.55	209,590	2,976,283	1.36	0.10	1.20	11.87	13.12

Discovery Mid Cap
2024	119.87	122.98	21,991	2,683,452	-	0.10	0.65	23.42	24.11
2023	62.81	99.09	18,499	1,820,438	-	0.10	0.70	13.02	13.04
2022	55.51	87.66	20,052	1,748,197	-	0.10	0.80	(31.45)	(31.05)
2021	125.68	127.14	20,511	2,598,082	-	0.10	0.80	18.17	18.98
2020	106.36	106.86	24,291	2,589,864	-	0.10	0.80	47.48	48.17

Global Securities
2024	108.52	119.46	36,587	3,427,929	-	0.10	0.70	7.93	15.25
2023	56.06	94.16	35,355	2,928,485	0.24	0.70	0.70	33.80	33.80
2022	41.90	70.37	33,087	2,118,967	-	0.70	0.70	(32.24)	(32.24)
2021	61.83	103.85	27,363	2,690,099	-	0.70	0.70	14.69	14.69
2020	53.92	90.55	23,285	2,064,239	0.73	0.70	0.70	26.75	31.26

Summit:
S&P MidCap
2024	234.21	281.05	181,845	42,085,642	1.20	0.10	1.20	12.15	13.40
2023	200.50	208.84	192,498	39,400,551	1.24	0.10	1.20	14.74	16.00
2022	172.84	182.01	212,120	35,478,561	0.94	0.10	1.20	(14.37)	(13.42)
2021	199.63	212.54	244,518	43,294,276	0.84	0.10	1.20	22.93	24.29
2020	160.62	172.90	321,010	37,609,720	1.23	0.10	1.20	11.97	13.21

Russell Small Cap
2024	155.13	210.26	202,320	32,825,166	1.24	0.10	1.20	9.89	11.12
2023	134.99	141.16	211,564	30,951,601	0.88	0.10	1.20	15.21	16.48
2022	115.88	122.52	227,015	27,140,925	0.83	0.10	1.20	(21.46)	(20.60)
2021	145.94	156.01	248,614	34,939,466	0.75	0.10	1.20	13.16	14.41
2020	127.56	137.86	296,064	31,892,938	1.08	0.10	1.20	18.21	19.52

FS-58

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2024	278.12	306.15	99,390	24,194,327	0.33	0.10	0.70	24.33	25.08
2023	185.09	223.70	110,845	21,599,974	0.33	0.10	0.70	53.33	54.25
2022	93.02	120.00	137,342	15,268,537	0.18	0.10	0.90	(32.71)	(17.59)
2021	40.48	178.33	153,853	22,690,020	0.28	0.10	0.90	25.74	26.75
2020	32.19	140.70	222,040	19,897,925	0.47	0.10	0.90	46.89	48.08

EAFE Intl.
2024	116.57	144.86	102,122	13,015,171	2.71	0.10	1.20	1.70	3.04
2023	114.62	120.50	100,808	12,419,131	3.00	0.10	1.20	16.20	17.66
2022	98.64	102.42	103,587	10,925,083	3.61	0.10	1.20	(15.69)	(14.67)
2021	116.99	120.03	104,166	12,992,353	1.77	0.10	1.20	9.56	10.76
2020	106.78	108.36	106,839	12,127,280	3.42	0.10	1.20	6.48	7.66

Barclays
2024	61.28	66.64	154,706	9,606,187	2.87	0.10	0.70	0.32	0.93
2023	60.72	66.43	147,325	9,046,733	2.76	0.10	0.70	4.74	5.37
2022	47.25	57.62	146,271	8,570,824	2.67	0.10	0.90	(12.61)	(8.88)
2021	65.94	68.22	155,498	10,520,775	2.44	0.10	0.90	(2.70)	(1.92)
2020	67.23	70.11	139,490	9,727,059	2.86	0.10	0.90	6.38	7.23

S&P 500
2024	413.35	493.25	350,660	134,691,223	1.23	0.10	1.20	23.14	24.51
2023	293.82	335.68	376,202	116,093,561	1.37	0.10	1.20	24.42	25.80
2022	233.57	269.79	397,919	98,306,890	1.23	0.10	1.20	(19.31)	(18.42)
2021	286.32	334.37	419,667	128,110,089	1.33	0.10	1.20	26.89	28.29
2020	223.18	263.52	432,872	105,258,806	1.70	0.10	1.20	16.69	17.98

Moderate
2024	23.60	24.33	131,684	3,177,049	2.21	0.10	0.70	6.95	7.59
2023	22.07	22.61	141,339	3,161,127	1.44	0.10	0.70	11.15	11.81
2022	17.03	20.22	144,650	2,896,434	1.09	0.10	0.90	(14.26)	(5.71)
2021	22.95	23.59	154,341	3,611,085	1.07	0.10	0.90	9.08	9.95
2020	21.04	21.45	137,779	2,940,076	1.71	0.10	0.90	4.41	5.25

Growth
2024	26.19	26.70	1,966	52,135	0.91	0.70	0.70	11.38	11.38
2023	23.51	23.97	6,287	150,395	1.30	0.70	0.70	14.85	14.85
2022	20.47	20.87	5,818	121,190	0.86	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	1,788	44,026	1.07	0.70	0.70	15.06	15.06
2020	21.06	21.48	1,287	27,505	1.72	0.70	0.70	1.44	6.07

FS-59

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Mod. Growth
2024	25.64	27.33	227,138	5,954,645	1.94	0.10	0.70	9.40	10.06
2023	23.44	24.09	233,819	5,560,391	1.38	0.10	0.70	13.00	13.68
2022	18.33	21.19	231,377	4,832,949	0.99	0.10	0.90	(14.69)	(9.46)
2021	23.80	24.84	250,664	6,132,378	1.01	0.10	0.90	12.63	13.53
2020	21.13	21.88	239,167	5,154,890	1.66	0.10	0.90	2.82	3.65

Third Avenue:
Value
2024	27.05	37.64	334,566	9,482,743	2.52	0.10	0.70	(2.96)	(2.37)
2023	27.71	38.79	347,389	10,118,201	2.34	0.10	0.70	19.97	20.69
2022	21.16	22.96	369,083	9,016,957	1.41	0.10	0.90	10.66	15.99
2021	19.79	39.78	380,753	8,167,010	0.67	0.10	0.90	21.01	21.95
2020	16.23	32.87	392,519	7,478,338	2.77	0.10	0.90	(3.27)	(2.49)

Dreyfus:
MidCap
2024	19.07	35.94	44,217	1,554,203	0.61	0.10	0.70	8.62	12.22
2023	31.64	68.49	46,977	1,473,702	0.61	0.10	0.70	17.87	31.25
2022	16.36	26.84	50,575	1,361,675	0.45	0.10	0.90	(14.37)	(7.89)
2021	31.35	59.43	53,604	1,734,225	0.44	0.10	0.90	24.42	25.44
2020	24.99	47.76	53,827	1,479,505	0.55	0.10	0.90	6.88	7.74

Scudder:
Small Mid Value
2024	24.79	29.70	65,515	1,654,219	1.17	0.10	0.70	5.46	6.10
2023	23.36	28.16	64,560	1,583,952	1.15	0.10	0.70	14.15	14.83
2022	20.34	24.67	60,323	1,340,919	0.84	0.10	0.70	(16.39)	(15.89)
2021	15.47	24.18	69,737	1,842,335	1.38	0.10	0.80	30.37	31.72
2020	12.00	18.55	53,721	1,153,590	1.42	0.10	0.90	(16.86)	(0.90)

Thematic
2024	17.91	18.21	16,960	303,547	1.25	0.10	0.70	8.60	9.26
2023	16.49	16.66	19,998	329,180	1.03	0.10	0.70	15.24	15.93
2022	14.31	14.38	20,660	294,129	1.05	0.10	0.70	(29.01)	(28.58)
2021	18.80	20.13	21,030	420,726	0.34	0.10	0.80	6.98	8.00
2020	18.44	18.64	21,055	392,122	1.32	0.10	0.80	21.53	22.57

FS-60

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Capital Growth
2024	121.10	133.30	6,681	622,777	0.18	0.10	0.70	13.23	25.73
2023	52.95	96.31	5,729	445,669	0.07	0.70	0.70	37.61	37.61
2022	38.48	69.99	3,825	234,992	0.09	0.70	0.70	(31.22)	(31.22)
2021	55.94	101.76	3,043	288,275	0.20	0.70	0.70	21.92	21.92
2020	45.88	83.46	2,555	210,304	0.52	0.70	0.70	38.07	54.79

Neuberger Berman:
Regency
2024	27.31	40.79	15,402	549,291	0.65	0.10	0.70	8.06	8.71
2023	25.12	37.74	18,990	601,283	1.15	0.10	0.70	10.23	10.89
2022	22.65	34.24	18,687	528,483	0.58	0.10	0.70	(10.38)	(9.84)
2021	20.33	25.12	28,297	840,938	0.46	0.10	0.90	21.58	32.67
2020	15.39	18.94	15,096	364,283	1.03	0.10	0.90	(2.72)	2.88

Equity
2024	52.80	54.63	6,591	354,267	0.21	0.10	0.70	12.49	24.96
2023	39.94	42.25	7,798	329,099	0.35	0.70	0.70	26.02	26.02
2022	31.69	33.53	8,733	292,778	0.44	0.70	0.70	(19.02)	(7.63)
2021	41.40	41.40	9,424	390,185	0.39	0.70	0.70	22.62	22.62
2020	33.77	33.77	9,368	316,326	0.64	0.70	0.70	18.73	18.73

T. Rowe:
Blue Chip
2024	69.90	76.95	246,229	18,181,537	-	0.10	0.70	34.22	35.03
2023	52.08	57.35	287,839	15,763,875	-	0.10	0.70	47.92	48.81
2022	29.23	38.54	303,278	11,138,861	-	0.10	0.90	(38.72)	(22.13)
2021	56.00	62.89	252,970	15,101,278	-	0.10	0.90	16.28	17.21
2020	48.16	53.66	270,350	13,701,242	-	0.10	0.90	32.72	33.78

Equity Income
2024	64.13	70.60	4,522	287,167	1.62	0.10	0.70	9.07	10.60
2023	37.43	57.99	8,557	487,834	1.88	0.70	0.70	8.55	8.55
2022	34.48	53.42	9,620	499,253	1.68	0.70	0.70	(4.26)	(4.26)
2021	36.02	55.79	9,375	521,556	1.48	0.70	0.70	24.35	24.35
2020	28.96	44.87	3,405	151,558	2.13	0.70	0.70	0.25	44.54

Franklin Templeton:
Income
2024	20.48	35.57	24,034	552,641	4.58	0.10	0.70	6.45	7.10
2023	19.13	33.42	22,600	564,699	5.15	0.10	0.70	7.87	8.52
2022	17.63	30.98	23,184	544,868	4.79	0.10	0.70	(6.13)	(5.57)
2021	16.76	18.66	22,384	563,495	4.65	0.10	0.90	7.57	16.63
2020	16.00	28.46	19,330	430,988	5.77	0.10	0.70	(0.01)	0.60

FS-61

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Global Bond
2024	13.33	14.32	262,715	3,573,644	-	0.10	0.70	(11.99)	(11.46)
2023	15.05	16.27	228,719	3,507,025	-	0.10	0.70	2.17	2.78
2022	12.48	14.64	213,967	3,232,524	-	0.10	0.90	(5.04)	(2.81)
2021	15.42	16.61	238,679	3,855,880	-	0.10	0.90	(5.84)	(5.09)
2020	16.25	17.64	195,967	3,397,110	7.88	0.10	0.90	(6.13)	(5.38)

Ivy:
Science
2024	114.37	125.90	23,065	2,185,523	-	0.10	0.70	16.98	29.68
2023	46.89	88.20	21,882	1,685,691	-	0.70	0.70	38.10	38.10
2022	33.96	63.87	20,161	1,199,065	-	0.70	0.70	(32.31)	(32.31)
2021	50.17	94.36	19,355	1,778,122	-	0.70	0.70	14.37	14.37
2020	43.87	82.51	19,710	1,612,645	-	0.70	0.70	34.42	59.51

Balanced
2024	13.48	16.49	17,978	255,668	1.38	0.10	0.70	14.78	15.48
2023	11.67	14.37	18,809	211,259	0.74	0.10	0.70	15.23	15.91
2022	10.07	12.47	16,842	165,598	1.11	0.10	0.70	(16.64)	(16.14)
2021	9.39	12.01	17,313	204,105	0.98	0.10	0.90	8.25	15.85
2020	8.70	10.37	14,257	149,835	1.20	0.10	0.90	1.85	14.00

Pimco:
Total Return
2024	11.92	15.39	159,284	2,163,414	4.04	0.10	0.70	1.82	2.43
2023	11.64	15.12	165,536	2,192,241	3.57	0.10	0.70	5.20	5.83
2022	8.98	11.00	160,548	2,036,627	2.58	0.10	0.90	(14.38)	(6.37)
2021	12.84	16.13	207,994	3,107,653	1.82	0.10	0.90	(2.15)	(1.36)
2020	13.02	16.49	200,990	3,073,945	2.12	0.10	0.90	7.67	8.54

Low Duration
2024	11.24	11.36	85,115	959,312	3.98	0.10	0.70	3.77	4.39
2023	10.83	10.88	98,083	1,053,051	3.60	0.10	0.70	4.24	4.87
2022	9.48	10.38	98,664	1,011,887	1.66	0.10	0.80	(5.83)	(0.91)
2021	10.23	11.02	99,787	1,097,008	0.52	0.10	0.90	(1.80)	(1.03)
2020	11.14	11.14	84,687	944,392	1.22	0.10	0.90	2.05	2.89

Real Return
2024	13.81	14.15	3,890	52,748	2.52	0.10	0.70	1.32	1.93
2023	13.55	13.97	4,714	64,026	2.84	0.10	0.70	2.85	3.46
2022	13.10	13.58	4,508	59,021	6.91	0.10	0.70	(12.60)	(12.08)
2021	13.99	14.90	11,259	166,488	4.67	0.10	0.90	0.16	5.38
2020	13.91	14.14	21,887	308,486	1.38	0.10	0.90	0.97	11.52

FS-62

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2024	17.46	20.36	27,774	476,489	2.15	0.10	0.70	9.40	10.06
2023	15.87	18.61	22,631	360,851	1.99	0.10	0.70	12.04	12.71
2022	14.08	16.61	23,803	337,156	1.43	0.10	0.70	(13.49)	(12.97)
2021	11.81	16.17	29,463	494,131	1.22	0.10	0.80	4.95	10.68
2020	14.61	17.29	34,319	535,499	2.02	0.10	0.80	8.26	9.01

Growth
2024	19.88	22.87	10,127	197,979	1.28	0.10	0.70	11.88	12.56
2023	17.66	20.44	12,237	209,320	1.84	0.10	0.70	14.47	15.15
2022	15.34	17.86	11,699	177,277	1.55	0.10	0.70	(13.85)	(13.34)
2021	17.70	20.73	12,062	213,388	1.23	0.10	0.70	14.09	14.77
2020	11.46	15.42	12,580	193,873	2.09	0.10	0.80	(5.05)	9.90

Income
2024	12.21	14.90	20,197	320,862	2.26	0.10	0.70	7.21	7.86
2023	11.39	13.82	20,070	297,389	2.15	0.10	0.70	9.83	10.48
2022	9.19	12.51	20,262	273,468	1.64	0.10	0.80	(12.62)	(7.02)
2021	14.31	16.95	22,483	352,051	1.39	0.10	0.80	5.62	6.36
2020	13.46	16.05	24,278	361,110	2.20	0.10	0.80	7.56	8.32

American Funds:
IS New World
2024	30.92	30.92	2,798	86,518	1.75	0.70	0.70	5.81	5.81
2023	29.23	29.23	1,609	47,027	1.63	0.70	0.70	15.19	15.19
2022	25.37	25.37	435	11,034	1.29	0.70	0.70	(22.64)	(22.64)
2021	32.80	32.80	878	28,783	1.04	0.70	0.70	4.19	4.19
2020	31.48	31.48	65	2,032	-	0.70	0.70	2.87	16.23

FS-63

 7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Fidelity:
Equity-Income IC
Units issued	266,478	294,645
Units redeemed	(292,397)	(333,435)
Net increase(decrease)	(25,919)	(38,790)

Equity-Income SC
Units issued	2,492	2,450
Units redeemed	(2,503)	(4,218)
Net increase(decrease)	(11)	(1,768)

Growth IC
Units issued	57,859	45,490
Units redeemed	(69,205)	(62,793)
Net increase(decrease)	(11,346)	(17,303)

Growth SC
Units issued	284	289
Units redeemed	(459)	(1,075)
Net increase(decrease)	(175)	(786)

High Income IC
Units issued	3,718,505	3,616,811
Units redeemed	(3,713,923)	(3,573,390)
Net increase(decrease)	4,582	43,421

High Income SC
Units issued	27,088	28,517
Units redeemed	(27,578)	(29,715)
Net increase(decrease)	(490)	(1,198)

Overseas IC
Units issued	237,673	258,188
Units redeemed	(250,318)	(282,157)
Net increase(decrease)	(12,645)	(23,969)

Overseas SC
Units issued	1,407	2,001
Units redeemed	(1,519)	(1,820)
Net increase(decrease)	(112)	181

FS-64

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Asset Mgr. IC
Units issued	48,833	55,105
Units redeemed	(71,867)	(73,622)
Net increase(decrease)	(23,034)	(18,517)

Asset Mgr. SC
Units issued	3,129	3,064
Units redeemed	(3,106)	(3,164)
Net increase(decrease)	23	(100)

Inv. Bond IC
Units issued	1,896,698	1,809,393
Units redeemed	(1,856,889)	(1,786,231)
Net increase(decrease)	39,809	23,162

Contrafund IC
Units issued	194,936	167,352
Units redeemed	(216,022)	(193,603)
Net increase(decrease)	(21,086)	(26,251)

Contrafund SC
Units issued	2,991	2,875
Units redeemed	(3,874)	(5,054)
Net increase(decrease)	(883)	(2,179)

Asset Mgr. Gr. IC
Units issued	40,090	37,328
Units redeemed	(38,278)	(40,010)
Net increase(decrease)	1,812	(2,682)

Asset Mgr. Gr. SC
Units issued	358	464
Units redeemed	(671)	(443)
Net increase(decrease)	(313)	21

Mid Cap IC
Units issued	33,439	25,358
Units redeemed	(33,124)	(31,155)
Net increase(decrease)	315	(5,797)

FS-65

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Strategic IC
Units issued	2,921	2,265
Units redeemed	(2,361)	(1,953)
Net increase(decrease)	560	312

Money Market
Units issued	25,925,923	12,791,314
Units redeemed	(14,657,478)	(14,264,727)
Net increase(decrease)	11,268,445	(1,473,413)

Alger:
Balanced
Units issued	108,409	133,756
Units redeemed	(124,605)	(143,503)
Net increase(decrease)	(16,196)	(9,747)

Capital App
Units issued	5,976	7,880
Units redeemed	(6,049)	(5,242)
Net increase(decrease)	(73)	2,638

MFS:
Utilities
Units issued	108,156	106,354
Units redeemed	(126,176)	(116,457)
Net increase(decrease)	(18,020)	(10,103)

New Discovery
Units issued	45,172	62,060
Units redeemed	(48,813)	(68,300)
Net increase(decrease)	(3,641)	(6,240)

Total Return
Units issued	32,290	23,133
Units redeemed	(30,120)	(25,291)
Net increase(decrease)	2,170	(2,158)

Value
Units issued	26,487	52,687
Units redeemed	(33,927)	(51,886)
Net increase(decrease)	(7,440)	801

FS-66

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Strategic
Units issued	167,272	144,003
Units redeemed	(154,491)	(152,068)
Net increase(decrease)	12,781	(8,065)

Research
Units issued	1,109,557	1,110,072
Units redeemed	(1,112,109)	(1,113,270)
Net increase(decrease)	(2,552)	(3,198)

Global Real Estate
Units issued	189	454
Units redeemed	(26)	(18)
Net increase(decrease)	163	436

Van Kampen:
Emerging Markets
Units issued	1,293,846	1,362,324
Units redeemed	(1,313,252)	(1,362,860)
Net increase(decrease)	(19,406)	(536)

Intl. Magnum
Units issued	69,778	68,054
Units redeemed	(75,929)	(71,961)
Net increase(decrease)	(6,151)	(3,907)

Calvert:
Balanced
Units issued	231,901	238,595
Units redeemed	(210,512)	(216,255)
Net increase(decrease)	21,389	22,340

Mid Cap
Units issued	25	44
Units redeemed	(410)	(438)
Net increase(decrease)	(385)	(394)

Lincoln:
Disciplined Core Value II
Units issued	5,099,195	-
Units redeemed	(3,363,951)	-
Net increase(decrease)	1,735,244	-

FS-67

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Lincoln, continued:
Value II
Units issued	14,108	-
Units redeemed	(8,177)	-
Net increase(decrease)	5,931	-

Mid Cap Value II
Units issued	1,233,971	-
Units redeemed	(771,669)	-
Net increase(decrease)	462,302	-

AIM:
Intl. Growth
Units issued	405,876	429,861
Units redeemed	(407,346)	(433,693)
Net increase(decrease)	(1,470)	(3,832)

Global
Units issued	35,855	35,305
Units redeemed	(36,851)	(34,117)
Net increase(decrease)	(996)	1,188

Small Cap
Units issued	8,697	6,768
Units redeemed	(9,597)	(6,796)
Net increase(decrease)	(900)	(28)

Global Value
Units issued	143,050	155,070
Units redeemed	(158,858)	(165,466)
Net increase(decrease)	(15,808)	(10,396)

Discovery Mid Cap
Units issued	21,215	12,601
Units redeemed	(17,723)	(14,154)
Net increase(decrease)	3,492	(1,553)

Global Securities
Units issued	11,585	11,081
Units redeemed	(10,353)	(8,813)
Net increase(decrease)	1,232	2,268

FS-68

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit:
S&P MidCap
Units issued	186,676	214,067
Units redeemed	(197,329)	(233,689)
Net increase(decrease)	(10,653)	(19,622)

Russell Small Cap
Units issued	209,799	225,847
Units redeemed	(219,043)	(241,298)
Net increase(decrease)	(9,244)	(15,451)

Nasdaq-100 Index
Units issued	144,962	212,468
Units redeemed	(156,417)	(238,965)
Net increase(decrease)	(11,455)	(26,497)

EAFE Intl.
Units issued	258,814	261,864
Units redeemed	(257,500)	(264,643)
Net increase(decrease)	1,314	(2,779)

Barclays
Units issued	482,610	463,441
Units redeemed	(475,229)	(462,387)
Net increase(decrease)	7,381	1,054

S&P 500
Units issued	279,566	309,380
Units redeemed	(305,108)	(331,097)
Net increase(decrease)	(25,542)	(21,717)

Moderate
Units issued	499,934	546,792
Units redeemed	(509,589)	(550,103)
Net increase(decrease)	(9,655)	(3,311)

Growth
Units issued	11,942	16,696
Units redeemed	(16,263)	(16,227)
Net increase(decrease)	(4,321)	469

FS-69

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Mod. Growth
Units issued	951,529	972,265
Units redeemed	(958,210)	(969,823)
Net increase(decrease)	(6,681)	2,442

Third Avenue:
Value
Units issued	256,873	330,094
Units redeemed	(269,696)	(351,788)
Net increase(decrease)	(12,823)	(21,694)

Dreyfus:
MidCap
Units issued	26,006	46,757
Units redeemed	(28,766)	(50,355)
Net increase(decrease)	(2,760)	(3,598)

Scudder:
Small Mid Value
Units issued	44,094	55,311
Units redeemed	(43,139)	(51,074)
Net increase(decrease)	955	4,237

Thematic
Units issued	15,537	97,240
Units redeemed	(18,575)	(97,902)
Net increase(decrease)	(3,038)	(662)

Capital Growth
Units issued	2,860	4,102
Units redeemed	(1,908)	(2,198)
Net increase(decrease)	952	1,904

Neuberger Berman:
Regency
Units issued	11,579	17,976
Units redeemed	(15,167)	(17,673)
Net increase(decrease)	(3,588)	303

Equity
Units issued	5,249	2,520
Units redeemed	(6,456)	(3,455)
Net increase(decrease)	(1,207)	(935)

FS-70

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
T. Rowe:
Blue Chip
Units issued	610,944	750,900
Units redeemed	(652,554)	(766,339)
Net increase(decrease)	(41,610)	(15,439)

Equity Income
Units issued	10,429	19,793
Units redeemed	(14,464)	(20,856)
Net increase(decrease)	(4,035)	(1,063)

Franklin Templeton:
Income
Units issued	37,665	40,442
Units redeemed	(36,231)	(41,026)
Net increase(decrease)	1,434	(584)

Global Bond
Units issued	1,007,142	906,947
Units redeemed	(973,146)	(892,195)
Net increase(decrease)	33,996	14,752

Ivy:
Science
Units issued	11,750	16,931
Units redeemed	(10,567)	(15,210)
Net increase(decrease)	1,183	1,721

Balanced
Units issued	12,627	8,252
Units redeemed	(13,458)	(6,285)
Net increase(decrease)	(831)	1,967

Pimco:
Total Return
Units issued	142,866	133,041
Units redeemed	(149,118)	(128,053)
Net increase(decrease)	(6,252)	4,988

Low Duration
Units issued	189,428	254,330
Units redeemed	(202,396)	(254,911)
Net increase(decrease)	(12,968)	(581)

FS-71

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Pimco, continued:
Real Return
Units issued	2,308	1,056
Units redeemed	(3,132)	(850)
Net increase(decrease)	(824)	206

Ibbotson:
Balanced
Units issued	22,067	15,748
Units redeemed	(16,924)	(16,920)
Net increase(decrease)	5,143	(1,172)

Growth
Units issued	6,749	7,299
Units redeemed	(8,859)	(6,761)
Net increase(decrease)	(2,110)	538

Income
Units issued	33,856	20,622
Units redeemed	(33,729)	(20,814)
Net increase(decrease)	127	(192)

American Funds:
IS New World
Units issued	1,718	2,555
Units redeemed	(529)	(1,381)
Net increase(decrease)	1,189	1,174

FS-72

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

1

generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

50

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

52

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

53

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit Number			Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account V. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A1.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.D.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/policy_ex-d.htm

(d)	(2)		Form of Policy Riders and Endorsements.
(d)	(2)	(A)

Accelerated Benefit Rider for Terminal Illness. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2A.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2a.htm

(d)	(2)	(B)

Accidental Death Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2B.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2b.htm

(d)	(2)	(C)

Children's Insurance Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2D.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2d.htm

(d)	(2)	(D)

Guaranteed Insurability Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2E.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2e.htm

(d)	(2)	(E)

Insurance Exchange Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2F.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2f.htm

(d)	(2)	(F)

Paid-Up Life Insurance Benefit Endorsement. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2G.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2g.htm

Exhibit Number			Description of Exhibit
(d)	(2)	(G)

Scheduled Increase Rider for the Insured. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2H.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2h.htm

(d)	(2)	(H)

Total Disability Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2K.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2k.htm

(d)	(2)	(I)

Waiver of Monthly Deduction Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2L.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2l.htm

(e)

Form of Application. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.E.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/application_ex-e.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.f(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exf2-73.htm

(g)			Reinsurance Agreements.
(g)	(1)

Munich American Reassurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg1-73.htm

(g)	(2)

RGA Reinsurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg2-73.htm

(g)	(3)

SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg3-73.htm

(g)	(4)

Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(4).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg4-73.htm

(g)	(5)		Hanover Life Reassurance Company of America. Portions of the exhibit have been omitted. Exhibit (g)(5), filed herein.
(g)	(6)		Munich American Reassurance Company. Portions of the exhibit have been omitted. Exhibit (g)(6), filed herein.
(g)	(7)		PartnerRe Life Reinsurance Company of America. Portions of the exhibit have been omitted. Exhibit (g)(7), filed herein.
(g)	(8)		SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted. Exhibit (g)(8), filed herein.
(g)	(9)		Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted. Exhibit (g)(9), filed herein.

Exhibit Number		Description of Exhibit
(h)		Participation Agreements.
(h)	(1)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(h)	(2)

Alger. Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed January 17, 1997, EX-99.A8B.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt

(h)	(3)

Alps. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(h)	(4)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(5)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(6)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(7)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(8)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(9)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(10)

Lincoln Variable Insurance Products Trust. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. to Registration Statement No. 333-233986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(11)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(12)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for File No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(13)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(14)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

Exhibit Number		Description of Exhibit
(h)	(15)

Neuberger Berman. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(16)

Oppenheimer. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh4.txt

(h)	(17)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(18)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(19)

Third Avenue. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.i(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000018/ovation_exi1-74.htm

(j)

Other Material Contracts: Powers of Attorney. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 10 to Registration No. 333-233986, filed April 24, 2024, EX.99.J.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exj-44.htm

(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (n), filed herein.
(o)		No financial statements are omitted from Item 28.
(p)		Initial Capital Agreements. Not applicable.
(q)

Transfer and Redemption Procedures Pursuant to Rule 6e-3(b)(12)(iii). Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 8 to Registration Statement No. 333-233986, filed February 10, 2023, EX-99.Q.

https://www.sec.gov/Archives/edgar/data/783402/000078340223000005/performanceiivul-4_exq.htm

(r)		Form of Initial Summary Prospectuses. Not applicable.

Item 31.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Orlando R. Cruz	Senior Vice President, Retirement Plans
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Jeremy M. Robson	Senior Vice President, Wealth Management & Investment Services & AIC President
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Jennifer A. Wooster	Senior Vice President, Chief Actuary and Underwriting, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 33.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 34.	Principal Underwriter

a)     Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)     The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Jeremy M. Robson	Director, President
Kelly J. Halverson	Director
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Managing Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$1,861,340	$0	$0	$719,883

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 35.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 36.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 37.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2025.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2025.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(g)(5)	Reinsurance Agreement. Hanover Life Reassurance Company of America. Portions of the exhibit have been omitted.
(g)(6)	Reinsurance Agreement. Munich American Reassurance Company. Portions of the exhibit have been omitted.
(g)(7)	Reinsurance Agreement. PartnerRe Life Reinsurance Company of America. Portions of the exhibit have been omitted.
(g)(8)	Reinsurance Agreement. SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted.
(g)(9)	Reinsurance Agreement. Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted.
(k)	Legal Opinion
(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm